                     STATE STREET EQUITY 500 INDEX PORTFOLIO



                                  ANNUAL REPORT



                                DECEMBER 31, 2000

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PORTFOLIO

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

From March 1, 2000, commencement of operations of the Portfolio, through December 31, 2000, the Portfolio declined 2.41%. For the same period, the S&P 500 Index declined 2.45%.

THE MARKET

Unlike 1999, technology did not lead the S&P 500 Index performance in 2000. In fact, it comes as no surprise that the technology sector was the largest detractor for the S&P 500 Index performance in 2000. From the well publicized legal troubles of Microsoft to the fundamental problems at Lucent Technology, the sector performance has dropped to levels unimaginable just a short time ago. Firms that drove the S&P 500 Index to new high after new high in 1999 were the biggest negative contributors to the 2000 return to the Index. Microsoft provided the largest drag on a cap weighted basis and was joined by Lucent, Cisco and Yahoo. Indeed, 11 out of the 15 largest negative contributors on a cap weighted basis to the performance of the Index were technology companies. The other four were retail giants Wal-Mart and Home Depot as well as utility sector components Worldcom and AT&T.

Not all was lost for 2000 though. The financial and health care sectors had decent years in 2000. The biggest contributors to the S&P 500 Index performance for the twelve months ended December 31, 2000 came from these two sectors. The financial companies include AIG, overall the largest positive performance contributor for 2000, Citigroup and Wells Fargo. Strong performers in the health care sector include some of the large pharmaceutical firms such as Merck, Pfizer and Warner-Lambert.

As of December 31, 2000, Standard & Poor's made 59 additions and 58 deletions to the S&P 500 Index for the year (a December 31, 1999 deletion did not have an offsetting addition until January 3, 2000, hence the difference in the number of additions and deletions). The addition of JDS Uniphase on July 26, 2000 was the major index change for 2000. At just under 1% of the portfolio, JDS Uniphase was the largest addition to the S&P 500 since Microsoft was added. Deletions generally occur because of mergers and acquisitions, bankruptcies and restructurings, or lack of representation.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                                  [LINE CHART]

               Equity 500 Index Portfolio*       S&P 500 Index**(b)

3/1/2000                 $10,000                     $10,000
6/30/2000                 10,683                      10,686
9/30/2000                 10,583                      10,583
12/31/2000                 9,759*                      9,755**

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (a)
                     For the Period Ended December 31, 2000
================================================================================
                                                                  Total Return
                                                                    Cumulative
                                                    Since Inception (3/1/2000)
================================================================================
State Street Equity 500 Index Portfolio                                 -2.41%
S&P 500 Index (b)                                                       -2.45%
--------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                        SHARES           (000)
                                                       --------        ---------
COMMON STOCKS - 98.6%
AEROSPACE - 1.1%
Boeing Co.                                             219,476         $  14,485
General Dynamics Corp.                                  49,700             3,877
Lockheed Martin Corp.                                  106,946             3,631
Northrop Grumman Corp.                                  18,400             1,527
United Technologies Corp.                              116,900             9,191
                                                                       ---------
                                                                          32,711
                                                                       ---------
BASIC INDUSTRIES - 2.9%
Air Products & Chemicals, Inc.                          59,100             2,423
Alcan Aluminum, Ltd.                                    82,300             2,814
Alcoa, Inc.                                            212,660             7,124
Allegheny Technologies, Inc.                            18,988               301
B.F. Goodrich Co.                                       24,500               891
Barrick Gold Corp.                                      95,700             1,568
Bemis Co., Inc.                                         14,800               497
Boise Cascade Corp.                                     15,400               518
Dow Chemical Co.                                       166,400             6,094
du Pont (E.I.) de Nemours
   & Co.                                               260,841            12,602
Eastman Chemical Co.                                    18,125               884
Engelhard Corp.                                         32,725               667
FMC Corp. (a)                                            6,900               495
Freeport-McMoRan Copper
   & Gold, Inc. Class B (a)                             45,600               390
Great Lakes Chemical Corp.                              11,600               431
Hercules, Inc.                                          27,400               522
Homestake Mining Co.                                    71,800               301
Illinois Tool Works, Inc.                               76,000             4,527
Inco, Ltd. (a)                                          49,100               823
International Paper Co.                                120,845             4,932
Kimberly-Clark Corp.                                   131,536             9,298
Mead Corp.                                              27,500               863
Minnesota Mining &
   Manufacturing Co.                                    97,300            11,725
Newmont Mining Corp.                                    46,867               800
Nucor Corp.                                             19,000               754
Phelps Dodge Corp.                                      18,639             1,040
Placer Dome, Inc.                                       89,100               858
Potlatch Corp.                                           7,000               235
PPG Industries, Inc.                                    42,300             1,959
Praxair, Inc.                                           40,500             1,797
Rohm & Haas Co.                                         52,420             1,903
Sealed Air Corp. (a)                                    22,443               684
Sigma Aldrich Corp.                                     18,000               706
Temple-Inland, Inc.                                     11,700               627
Union Carbide Corp.                                     32,700             1,760
USX-U.S. Steel Group                                    23,000               414
Westvaco Corp.                                          27,800               811
Willamette Industries, Inc.                             26,500             1,244
Worthington Industries, Inc.                            21,900               177
                                                                       ---------
                                                                          86,459
                                                                       ---------
CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc. (a)                       50,100               730
Ball Corp.                                               7,900               364
Boston Scientific Corp. (a)                             99,500             1,362
Briggs & Stratton Corp.                                  5,500               244
Caterpillar, Inc.                                       86,500             4,093
Cooper Industries, Inc.                                 24,400             1,121
Crane Co.                                               17,600               501
Cummins Engine Co., Inc.                                11,600               440
Deere & Co.                                             58,000             2,657
Dover Corp.                                             51,600             2,093
Emerson Electric Co.                                   106,700             8,409
General Electric Co.                                 2,456,200           117,744
Grainger (W.W.), Inc.                                   25,300               924
HCA-Healthcare Corp. (The)                             138,632             6,101
Ingersoll-Rand Co.                                      41,700             1,746
ITT Industries, Inc.                                    23,400               907
Johnson Controls, Inc.                                  22,000             1,144
Millipore Corp.                                         12,700               800
National Service Industries, Inc.                       11,300               290
Pall Corp.                                              34,200               729
Parker-Hannifin Corp.                                   26,850             1,185
Raytheon Co. Class B                                    82,300             2,556
Timken Co.                                              14,500               219
TRW, Inc.                                               30,100             1,166
Tyco International, Ltd.                               432,668            24,013
                                                                       ---------
                                                                         181,538
                                                                       ---------
CONSUMER BASICS - 20.8%
Abbott Laboratories                                    382,400            18,523
Aetna, Inc. (a)                                         34,902             1,433
Albertson's, Inc.                                      104,603             2,772
Allergan, Inc.                                          33,500             3,243
ALZA Corp. (a)                                          58,800             2,499
American Home Products
Corp.                                                  324,000            20,590
Amgen, Inc. (a)                                        255,300            16,323
Archer-Daniels-Midland Co.                             160,823             2,412
Bard (C.R.), Inc.                                       13,800               643
Bausch & Lomb, Inc.                                     14,300               578
Baxter International, Inc.                              72,300             6,385
Becton, Dickinson & Co.                                 62,400             2,161
Biogen, Inc. (a)                                        36,500             2,192
Biomet, Inc.                                            46,050             1,828
Black & Decker Corp.                                    21,700               852
Bristol-Myers Squibb Co.                               484,100            35,793
Campbell Soup Co.                                      107,100             3,708
Cardinal Health, Inc.                                   68,612             6,836

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                     SHARES              (000)
                                                    --------           ---------
CONSUMER BASICS - (CONTINUED)
Chiron Corp. (a)                                      45,600           $   2,026
Clorox Co. (The)                                      59,400               2,109
Coca-Cola Co. (The)                                  613,900              37,410
Coca-Cola Enterprises, Inc.                          106,400               2,022
Colgate-Palmolive Co.                                143,400               9,257
ConAgra, Inc.                                        135,600               3,526
Corning, Inc.                                        227,200              11,999
Costco Wholesale Corp. (a)                           111,300               4,445
CVS Corp.                                             98,600               5,910
Forest Laboratories, Inc. (a)                         22,300               2,963
General Mills, Inc.                                   70,800               3,155
Gillette Co. (The)                                   263,000               9,501
HEALTHSOUTH Corp. (a)                                100,300               1,636
Heinz (H.J.) Co.                                      84,750               4,020
Hershey Foods Corp.                                   33,700               2,169
Humana, Inc. (a)                                      43,900                 670
Johnson & Johnson                                    344,100              36,152
Kellogg Co.                                          100,300               2,633
King Pharmaceuticals, Inc. (a)                        42,300               2,186
Kroger Co. (The) (a)                                 206,600               5,591
Lilly (Eli) & Co.                                    278,900              25,955
Manor Care, Inc. (a)                                  29,200                 602
McKesson HBOC, Inc.                                   69,551               2,496
MedImmune, Inc. (a)                                   53,000               2,528
Medtronic, Inc.                                      296,900              17,925
Merck & Co., Inc.                                    571,300              53,488
Pactiv Corp. (a)                                      45,200                 559
PepsiCo, Inc.                                        356,800              17,684
Pfizer, Inc.                                       1,563,425              71,918
Pharmacia & Upjohn, Inc.                             318,832              19,449
Philip Morris Cos., Inc.                             550,000              24,200
Procter & Gamble Co.                                 322,500              25,296
Quaker Oats Co.                                       32,900               3,204
Ralston-Purina Group                                  75,500               1,972
Safeway, Inc. (a)                                    123,300               7,706
Sara Lee Corp.                                       209,300               5,141
Schering-Plough Corp.                                361,600              20,521
Snap-On Tools Corp.                                   15,900                 443
St. Jude Medical, Inc. (a)                            20,250               1,244
Stanley Works                                         19,700                 614
Stryker Corp.                                         48,000               2,428
SYSCO Corp.                                          169,400               5,082
Tenet Healthcare Corp.                                77,200               3,431
Tupperware Corp.                                      14,600                 298
Unilever NV ADR                                      143,428               9,027
UnitedHealth Group, Inc. (a)                          78,200               4,800
UST Corp.                                             42,700               1,198
Watson Pharmaceuticals,
   Inc. (a)                                           26,300               1,346
Wellpoint Health Networks,
   Inc. (a)                                           15,300               1,763
Winn-Dixie Stores, Inc.                               32,500                 630
Wrigley (Wm.), Jr. Co.                                28,100               2,692
                                                                       ---------
                                                                         613,791
                                                                       ---------
CONSUMER DURABLES - 1.3%
AutoZone, Inc. (a)                                    33,100                 943
Avery Dennison Corp.                                  29,000               1,591
Best Buy Co. (a)                                      51,400               1,519
Cooper Tire & Rubber Co.                              18,900                 201
Dana Corp.                                            35,365                 542
Danaher Corp.                                         35,000               2,393
Delphi Automotive Systems Corp                       137,941               1,552
Eaton Corp.                                           17,600               1,323
Ford Motor Co.                                       462,278              10,835
General Motors Corp.                                 136,398               6,948
Genuine Parts Co.                                     43,450               1,138
Goodyear Tire & Rubber Co.                            43,500               1,000
Harley-Davidson, Inc.                                 75,800               3,013
Leggett & Platt, Inc.                                 52,800               1,000
Maytag Corp.                                          19,400                 627
PACCAR, Inc.                                          20,890               1,029
Pitney Bowes, Inc.                                    63,100               2,090
Visteon Corp.                                         30,250                 348
Whirlpool Corp.                                       16,300                 777
                                                                       ---------
                                                                          38,869
                                                                       ---------
CONSUMER NON-DURABLES - 5.9%
Alberto Culver Co. Class B                            16,000                 685
Anheuser-Busch Cos., Inc.                            222,500              10,124
Avon Products, Inc.                                   57,700               2,762
Bed Bath & Beyond, Inc. (a)                           72,200               1,615
Brown-Forman Distillers,
   Inc. Class B                                       16,400               1,091
Brunswick Corp.                                       23,800                 391
Circuit City Stores, Inc.                             49,700                 572
Consolidated Stores Corp. (a)                         28,942                 307
Coors (Adolph) Co. Class B                             9,400                 755
Dillard's, Inc. Class A                               28,000                 331
Dollar General Corp.                                  85,616               1,616
Eastman Kodak Co.                                     75,300               2,965
Federated Department Stores,
   Inc. (a)                                           50,700               1,774
Fortune Brands, Inc.                                  37,800               1,134
Gap, Inc.                                            208,275               5,311
Hasbro, Inc.                                          46,400                 493
Home Depot, Inc. (The)                               572,997              26,179
International Flavors &
   Fragrances, Inc.                                   28,200                 573
JC Penney & Co., Inc.                                 70,700                 769
Kohl's Corp. (a)                                      82,300               5,020
Kmart Corp. (a)                                      131,900                 701

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                       SHARES            (000)
                                                      --------        ---------
CONSUMER NON-DURABLES - (CONTINUED)
Limited, Inc. (The)                                   108,836          $   1,857
Liz Claiborne, Inc.                                    12,900                537
Longs Drug Stores, Inc.                                 9,700                234
Lowe's Cos., Inc.                                      96,800              4,308
Mattel, Inc.                                          103,587              1,496
May Department Stores Co.                              73,400              2,404
Newell Rubbermaid, Inc.                                67,057              1,525
NIKE, Inc. Class B                                     67,300              3,756
Nordstrom, Inc.                                        36,600                666
Office Depot, Inc. (a)                                 79,500                566
Radioshack Corp.                                       46,100              1,974
Reebok International, Ltd. (a)                         13,700                375
Sears Roebuck & Co.                                    85,200              2,961
Staples, Inc. (a)                                     118,050              1,394
Starbucks Corp. (a)                                    46,100              2,040
SuperValu, Inc.                                        36,900                512
Target Corp.                                          224,800              7,250
Tiffany & Company                                      35,300              1,116
TJX Cos., Inc.                                         70,600              1,959
Toys "R" Us, Inc. (a)                                  48,200                804
V.F. Corp.                                             27,000                978
Wal-Mart Stores, Inc.                               1,106,600             58,788
Walgreen Co.                                          252,500             10,558
                                                                       ---------
                                                                         173,226
                                                                       ---------
CONSUMER SERVICES - 1.7%
AMR Corp.                                              36,300              1,422
Carnival Corp.                                        146,900              4,526
Convergys Corp. (a)                                    40,300              1,826
Darden Restaurants, Inc.                               28,600                654
Delta Air Lines, Inc.                                  29,700              1,491
Disney (Walt) Co.                                     514,986             14,902
Harrah's Entertainment, Inc. (a)                       32,100                847
Hilton Hotels Corp.                                    89,700                942
Marriot International, Inc.
   Class A                                             62,000              2,619
McDonald's Corp.                                      323,400             10,996
Sabre Holdings Corporation
   Class A                                             31,123              1,342
Sapient Corp. (a)                                      31,800                378
Southwest Airlines Co.                                126,787              4,251
Starwood Hotels & Resorts
   Worldwide, Inc. Class B                             47,200              1,664
Tricon Global Restaurants,
   Inc. (a)                                            38,810              1,281
USAirways Group, Inc. (a)                              15,500                629
Wendy's International, Inc.                            28,900                759
                                                                       ---------
                                                                          50,529
                                                                       ---------
ELECTRICAL EQUIPMENT - 0.8%
American Power Conversion Corp. (a)                    52,400                645
Molex, Inc.                                            50,775              1,799
Power-One, Inc. (a)                                    18,800                739
Tektronix, Inc.                                        24,800                836
Texas Instruments, Inc.                               427,830             20,269
Thomas & Betts Corp.                                   14,900                241
                                                                       ---------
                                                                          24,529
                                                                       ---------
ELECTRONICS - 2.7%
Agilent Technologies, Inc. (a)                        111,300              6,094
Altera Corp. (a)                                      101,100              2,660
Analog Devices, Inc. (a)                               89,000              4,556
Applied Micro Circuits Corp. (a)                       70,700              5,302
Broadcom Corp. (a)                                     59,000              4,960
Conexant Systems, Inc. (a)                             57,100                871
JDS Uniphase Corp. (a)                                237,500              9,915
KLA Tencor Corporation (a)                             48,200              1,624
Lexmark International Group,
   Inc. Class A (a)                                    30,600              1,356
Linear Technology Corp.                                78,700              3,635
Maxim Integrated Products,
   Inc. (a)                                            71,700              3,424
Novellus Systems, Inc. (a)                             34,200              1,225
QLogic Corp. (a)                                       22,000              1,698
QUALCOMM, Inc. (a)                                    184,700             15,168
Sanmina Corp. (a)                                      38,700              2,965
Solectron Corp. (a)                                   155,700              5,278
Teradyne, Inc. (a)                                     45,100              1,680
Vitesse Semiconductor
   Corp. (a)                                           44,200              2,445
Xilinx, Inc. (a)                                       82,300              3,816
                                                                       ---------
                                                                          78,672
                                                                       ---------
ENERGY - 6.8%
Amerada Hess Corp.                                     22,600              1,651
Anadarko Petroleum Corp.                               60,968              4,334
Apache Corp.                                           29,900              2,095
Ashland, Inc.                                          18,900                678
Baker Hughes, Inc.                                     81,980              3,407
Burlington Resources, Inc.                             54,522              2,753
Calpine Corp. (a)                                      69,700              3,141
Chevron Corp.                                         158,400             13,375
Conoco, Inc. Class B                                  156,900              4,540
Constellation Energy Group                             37,100              1,672
Devon Energy Corp.                                     31,299              1,908
El Paso Energy Corp.                                   57,900              4,147
EOG Resources, Inc.                                    29,200              1,597

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                       SHARES            (000)
                                                      --------        ---------
ENERGY - (CONTINUED)
Exxon Mobil Corp.                                    861,405           $  74,888
Halliburton Co.                                      108,200               3,922
Kerr-McGee Corp.                                      23,356               1,563
Kinder Morgan, Inc.                                   29,700               1,550
McDermott International, Inc.                         15,400                 166
Nabors Industries, Inc. (a)                           36,900               2,183
Occidental Petroleum Corp.                            95,300               2,311
ONEOK, Inc.                                            8,000                 385
Phillips Petroleum Co.                                62,200               3,538
Progress Energy, Inc.                                 51,547               2,536
Progress Energy, Inc. CVO (a)                         12,200                   5
Rowan Cos., Inc. (a)                                  25,200                 680
Royal Dutch Petroleum Co.
   ADR                                               530,800              32,147
Schlumberger, Ltd.                                   142,600              11,399
Sempra Energy                                         49,150               1,143
Sunoco, Inc.                                          21,355                 719
Texaco, Inc.                                         137,600               8,548
Tosco Corp.                                           34,900               1,185
Transocean Sedco Forex, Inc.                          53,952               2,482
Unocal Corp.                                          62,700               2,426
USX-Marathon Group                                    80,500               2,234
                                                                       ---------
                                                                         201,308
                                                                       ---------
FINANCE - 17.4%
AFLAC, Inc.                                           66,700               4,815
Allstate Corp.                                       183,488               7,993
Ambac Financial Group, Inc.                           26,550               1,548
American Express Co.                                 328,800              18,063
American General Corp.                                63,287               5,158
American International Group, Inc                    576,667              56,838
AmSouth Bancorp                                       98,850               1,507
AON Corp.                                             63,050               2,159
Bank of America Corp.                                402,295              18,455
Bank of New York Co., Inc.                           184,600              10,188
Bank One Corp.                                       288,968              10,583
BB&T Corp.                                            96,700               3,608
Bear Stearns Cos., Inc.                               27,668               1,402
Capital One Financial Corp.                           50,100               3,297
Charter One Financial, Inc.                           54,655               1,578
Chubb Corp. (The)                                     43,600               3,771
CIGNA Corp.                                           38,500               5,094
Cincinnati Financial Corp.                            41,700               1,650
CIT Group, Inc. (The) Class A                         63,400               1,276
Citigroup, Inc.                                    1,245,476              63,597
Comerica, Inc.                                        40,350               2,396
Conseco, Inc.                                         75,145                 991
Countrywide Credit Industries, Inc                    27,300               1,372
Equifax, Inc.                                         35,900               1,030
Fannie Mae                                           249,200              21,618
Federal Home Loan Mortgage Corp                      171,500              11,812
Fifth Third Bancorp                                  115,925               6,927
First Union Corp.                                    240,812               6,698
Firstar Corp.                                        233,176               5,421
FleetBoston Financial Corp.                          225,264               8,462
Franklin Resources, Inc.                              61,700               2,351
Golden West Financial Corp.                           39,900               2,693
Hartford Financial Services
   Group, Inc. (The)                                  56,100               3,962
Household International Corp.                        118,199               6,501
Huntington Bancshares, Inc.                           66,047               1,069
JP Morgan Chase and Co.                              323,642              14,706
Jefferson-Pilot Corp.                                 26,775               2,001
KeyCorp                                              106,898               2,993
Lehman Brothers Holdings, Inc                         60,600               4,098
Lincoln National Corp.                                48,600               2,299
Loews Corp.                                           24,900               2,579
Marsh & McLennan Cos., Inc.                           67,750               7,927
MBIA, Inc.                                            25,500               1,890
MBNA Corp.                                           212,582               7,852
Mellon Financial Corp.                               119,900               5,898
Merrill Lynch & Co., Inc.                            201,200              13,719
MetLife, Inc.                                        190,600               6,671
MGIC Investment Corp.                                 26,000               1,753
Moody's Corp.                                         43,700               1,123
Morgan (J.P.) & Co., Inc.                             39,300               6,504
Morgan Stanley Dean Witter & Co.                     277,112              21,961
National City Corp.                                  151,600               4,359
Northern Trust Corp.                                  56,100               4,576
Old Kent Financial Corp.                              32,875               1,438
Paychex, Inc.                                         94,025               4,572
PNC Bank Corp.                                        72,900               5,326
Price (T. Rowe) & Associates, Inc                     32,200               1,360
Progressive Corp.                                     19,100               1,979
Providian Financial Corp.                             71,800               4,129
Regions Financial Corp.                               53,100               1,450
SAFECO Corp.                                          30,300                 996
Schwab (Charles) Corp.                               345,250               9,797
SouthTrust Corp.                                      40,600               1,652
St. Paul Cos., Inc.                                   55,472               3,013
State Street Corp.                                    40,800               5,068
Stilwell Financial, Inc.                              57,900               2,283
Summit Bancorp                                        42,000               1,604
SunTrust Banks, Inc.                                  74,400               4,687
Synovus Financial Corp.                               74,100               1,996
Torchmark Corp.                                       30,800               1,184
U.S. Bancorp                                         187,817               5,482
Union Planters Corp.                                  35,600               1,273

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                      SHARES             (000)
                                                     --------          ---------
FINANCE - (CONTINUED)
UnumProvident Corp.                                   63,228           $   1,699
USA Education, Inc.                                   38,100               2,591
Wachovia Corp.                                        50,400               2,930
Washington Mutual, Inc.                              132,598               7,036
Wells Fargo Co.                                      422,787              23,544
                                                                       ---------
                                                                         515,881
                                                                       ---------
GENERAL BUSINESS - 3.0%
American Greetings Corp.
   Class A                                            17,800                 168
Automatic Data Processing, Inc                       156,800               9,927
Block (H&R) Co., Inc.                                 21,600                 894
Cendant Corp. (a)                                    189,636               1,825
Clear Channel
   Communications, Inc. (a)                          146,100               7,077
Comcast Corp. Special
   Class A(a)                                        225,900               9,417
Computer Sciences Corp. (a)                           41,700               2,507
Deluxe Corp.                                          19,900                 503
Donnelley (R.R.) & Sons Co.                           33,300                 899
Dow Jones & Co., Inc.                                 22,700               1,285
Ecolab, Inc.                                          31,000               1,339
First Data Corp.                                      99,100               5,221
Fluor Corp. (a)                                       19,900                 658
Gannett Co., Inc.                                     66,100               4,168
Harcourt General, Inc.                                19,700               1,127
IMS Health, Inc.                                      75,600               2,041
Interpublic Group Cos., Inc.                          77,600               3,303
Knight-Ridder, Inc.                                   17,900               1,018
McGraw-Hill, Inc.                                     49,800               2,920
Meredith Corp.                                        14,000                 451
New York Times Co. Class A                            40,900               1,639
Omnicom Group, Inc.                                   44,400               3,680
Quintiles Transnational Corp. (a)                     31,100                 651
Robert Half International, Inc. (a)                   46,000               1,219
Time Warner, Inc.                                    328,300              17,150
Tribune Co.                                           75,845               3,205
Waste Management, Inc.                               158,059               4,386
                                                                       ---------
                                                                          88,678
                                                                       ---------
SHELTER - 0.4%
Centex Corp.                                          14,600                 548
Georgia-Pacific Group                                 54,643               1,701
Kaufman & Broad Home Corp.                            11,100                 374
Louisiana Pacific Corp.                               29,100                 295
Masco Corp.                                          113,700               2,921
Pulte Corp.                                           11,600                 489
Sherwin-Williams Co.                                  40,300               1,060
Vulcan Materials Co.                                  26,500               1,269
Weyerhaeuser Co.                                      54,100               2,746
                                                                       ---------
                                                                          11,403
                                                                       ---------
TECHNOLOGY - 16.0%
Adaptec, Inc. (a)                                     25,100                 256
Adobe Systems, Inc.                                   60,400               3,514
Advanced Micro Devices, Inc. (a)                      78,600               1,086
America Online, Inc. (a)                             577,898              20,111
Apple Computer, Inc. (a)                              82,000               1,215
Applera Corp - Applied
   Biosystems Group (a)                               52,900               4,976
Applied Materials, Inc. (a)                          202,700               7,741
Autodesk, Inc.                                        15,900                 427
BMC Software, Inc. (a)                                62,400                 870
BroadVision, Inc. (a)                                 66,300                 783
Cabletron Systems, Inc. (a)                           44,800                 675
Ceridian Corp. (a)                                    37,800                 754
Cisco Systems, Inc. (a)                            1,783,500              68,219
Citrix Systems, Inc. (a)                              48,800               1,098
COMPAQ Computer Corp.                                424,729               6,392
Computer Associates
   International, Inc.                               145,662               2,840
Compuware Corp. (a)                                   97,500                 609
Dell Computer Corp. (a)                              638,600              11,136
Electronic Data Systems Corp.                        115,000               6,641
EMC Corp. (a)                                        541,724              36,025
Gateway, Inc. (a)                                     81,500               1,466
Guidant Corp. (a)                                     77,700               4,191
Hewlett-Packard Co.                                  488,500              15,418
Honeywell International, Inc.                        196,637               9,303
Intel Corp.                                        1,667,300              50,123
International Business
   Machines Corp.                                    434,400              36,924
Intuit, Inc. (a)                                      51,500               2,028
LSI Logic Corp. (a)                                   76,600               1,309
Mercury Interactive Corp. (a)                         20,300               1,831
Micron Technology, Inc. (a)                          139,100               4,938
Microsoft Corp. (a)                                1,321,200              57,390
National Semiconductor Corp. (a)                      46,600                 938
NCR Corp. (a)                                         22,900               1,125
Network Appliance, Inc. (a)                           78,400               5,032
Novell, Inc. (a)                                      88,800                 461
Oracle Systems Corp. (a)                           1,386,320              40,377
Palm, Inc. (a)                                       140,973               3,982
Parametric Technology Corp. (a)                       64,000                 860
PeopleSoft, Inc. (a)                                  69,400               2,572
PerkinElmer, Inc.                                     12,800               1,344

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                       SHARES            (000)
                                                      --------         ---------
TECHNOLOGY - (CONTINUED)
Rockwell International Corp.                           45,200         $    2,153
Scientific-Atlanta, Inc.                               39,400              1,283
Siebel Systems, Inc. (a)                              104,100              7,033
Sun Microsystems, Inc. (a)                            796,500             22,153
Symbol Technologies, Inc.                              36,700              1,321
Tellabs, Inc. (a)                                     100,900              5,694
Textron, Inc.                                          36,500              1,697
Thermo Electron Corp. (a)                              43,200              1,285
Unisys Corp. (a)                                       74,700              1,092
VERITAS Software Corp. (a)                             96,100              8,409
Xerox Corp.                                           166,100                768
Yahoo!, Inc. (a)                                      137,900              4,137
                                                                      ----------
                                                                         474,005
                                                                      ----------
TELECOMMUNICATIONS - 7.4%
ADC Telecommunications, Inc. (a)                      196,300              3,558
Andrew Corp. (a)                                       20,868                454
AT&T Corp.                                            928,014             16,066
Avaya, Inc. (a)                                        71,016                732
BellSouth Corp.                                       462,000             18,913
CenturyTel, Inc.                                       33,950              1,214
Comverse Technology, Inc. (a)                          39,700              4,312
Global Crossing, Ltd. (a)                             223,710              3,202
Lucent Technologies, Inc.                             824,892             11,136
Motorola, Inc.                                        545,521             11,047
Nextel Communications, Inc.
   Class A(a)                                         187,000              4,617
Nortel Networks Corp.                                 766,520             24,576
Qwest Communications
   International, Inc. (a)                            409,215             16,778
SBC Communications, Inc.                              838,345             40,031
Verizon Communications                                668,306             33,499
Viacom, Inc. Class B (a)                              374,114             17,490
WorldCom, Inc.                                        719,183             10,113
                                                                      ----------
                                                                         217,738
                                                                      ----------
TRANSPORTATION - 0.4%
Burlington Northern, Inc.                              99,407              2,815
CSX Corp.                                              56,200              1,458
FedEx Corp. (a)                                        71,240              2,847
Navistar International Corp. (a)                       15,350                402
Norfolk Southern Corp.                                 95,800              1,275
Ryder Systems, Inc.                                    17,100                284
Union Pacific Corp.                                    61,500              3,121
                                                                      ----------
                                                                          12,202
                                                                      ----------
UTILITIES - 3.9%
AES Corp. (a)                                         112,600              6,235
Allegheny Energy, Inc.                                 27,900              1,344
Alltel Corp.                                           76,600              4,783
Ameren Corp.                                           36,077              1,671
American Electric Power Co., Inc                       80,300              3,734
Cinergy Corp.                                          38,626              1,357
CMS Energy Corp.                                       30,800                976
Coastal Corp.                                          54,500              4,813
Consolidated Edison, Inc. (a)                          53,200              2,048
Dominion Resources, Inc.                               58,408              3,913
DTE Energy Co.                                         34,500              1,343
Duke Energy Corp. NPV                                  91,874              7,832
Dynegy, Inc. Class A                                   77,200              4,328
Edison International                                   83,700              1,308
Enron Corp.                                           185,100             15,387
Entergy Corp.                                          53,800              2,276
Exelon Corp.                                           79,937              5,612
FirstEnergy Corp.                                      55,900              1,764
FPL Group, Inc.                                        44,300              3,179
GPU, Inc.                                              29,000              1,068
KeySpan Corp.                                          34,900              1,479
Niagara Mohawk Holdings, Inc. (a)                      41,800                698
NICOR, Inc.                                            13,300                574
NiSource, Inc.                                         49,439              1,520
Peoples Energy Corp.                                    8,300                371
PG&E Corp.                                            100,300              2,006
Pinnacle West Capital Corp.                            22,000              1,048
PPL Corp.                                              36,200              1,636
Public Service Enterprise Group, Inc.                  53,200              2,587
Reliant Energy, Inc.                                   72,910              3,158
Southern Co.                                          164,200              5,460
Sprint Corp. (Fon Group)                              216,900              4,406
Sprint Corp. (PCS Group) (a)                          232,600              4,754
TXU Corp.                                              64,830              2,873
Williams Co.s. (The)                                  111,880              4,468
Xcel Energy, Inc.                                      83,760              2,434
                                                                      ----------
                                                                         114,443
                                                                      ----------
TOTAL COMMON STOCKS
   (cost $2,386,995,000)                                               2,915,982
                                                                      ----------
                                                            PAR
                                                          AMOUNT
                                                          ------
GOVERNMENT AND AGENCY
   SECURITIES - 0.3%
U.S. Treasury Bill
5.88% due 03/15/01 (b)(c)                                 $8,235           8,137
                                                                          ------
Total Government and Agency Securities
   (cost $8,137,000)                                                       8,137
                                                                          ------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                                         VALUE
                                                     SHARES              (000)
                                                  -----------        -----------
SHORT TERM INVESTMENTS - 16.3%
AIM Short Term Investment
   Prime Portfolio                                   36,611          $   36,611
State Street Navigator Securities
   Lending Prime Portfolio (d)                      446,834             446,834
Federated Investors Prime
   Cash Obligations Fund                                  3                   3
                                                                     ----------
TOTAL SHORT TERM INVESTMENTS
 (cost $483,448,000)                                                    483,448
                                                                     ----------
TOTAL INVESTMENTS - 115.2%
   (identified cost $2,878,580,000)                                   3,407,567
OTHER ASSETS AND LIABILITIES
NET - (15.2)%                                                          (450,296)
                                                                     ----------
NET ASSETS - 100%                                                    $2,957,271
                                                                     ==========

(a)  Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)  Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                                     Unrealized
                                        Number of   Depreciation
                                        Contracts       (000)
                                        ---------  -------------
S&P 500 Financial Futures Contracts
     Expiration date 03/2001                132         (1,734)
                                                      --------
Total unrealized depreciation on
   Open futures contracts purchased                   $ (1,734)
                                                      ========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

(Amounts in thousands)

ASSETS
Investments at market (identified cost $2,878,580)                    $3,407,567
Receivables:
     Dividends and interest                                                2,651
                                                                      ----------
         Total assets                                                  3,410,218

LIABILITIES
Payables:
     Investments purchased                                $    5,302
     Upon return of securities loaned                        446,834
     Daily variation margin on futures contracts                 697
     Management fees (Note 4)                                    114
                                                          ----------
         Total liabilities                                               452,947
                                                                      ----------
NET ASSETS                                                            $2,957,271
                                                                      ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                                       $2,430,018
Net unrealized appreciation on investments
     and futures contracts                                               527,253
                                                                      ----------

NET ASSETS                                                            $2,957,271
                                                                      ==========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000*

(Amounts in thousands)

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $149)               $  23,093
     Interest                                                            2,210
                                                                     ---------
         Total Investment Income                                        25,303

EXPENSES
     Management fees (Note 4)                           $     960
                                                        ---------
         Total Expenses                                                    960
                                                                     ---------
NET INVESTMENT INCOME                                                   24,343
                                                                     ---------

REALIZED AND UNREALIZED LOSS

Net realized loss on:
     Investments and foreign currency transactions        (43,129)
     Futures contracts                                     (8,384)
                                                        ---------
                                                                       (51,513)
Net change in unrealized depreciation on:
     Investments and foreign currency transactions       (143,802)**
     Futures contracts                                     (1,734)
                                                        ---------
                                                                      (145,536)
                                                                     ---------
Net realized and unrealized loss                                      (197,049)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(172,706)
                                                                     =========

------------------
*    The Portfolio commenced operations on March 1, 2000.
**   Excludes unrealized appreciation of $672,790 on contributed securities.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000*

(Amounts in thousands)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment income                                          $    24,343
     Net realized loss                                                  (51,513)
     Net change in unrealized appreciation (depreciation)              (145,536)
                                                                    -----------
         Net decrease in net assets resulting from operations          (172,706)
                                                                    -----------
CAPITAL TRANSACTIONS (NOTE 3)
     Proceeds from contributions                                      3,861,947
     Fair value of withdrawals                                         (731,970)
                                                                    -----------
         Net increase in net assets from capital transactions         3,129,977
                                                                    -----------
TOTAL NET INCREASE IN NET ASSETS                                      2,957,271

NET ASSETS
Beginning of period                                                        --
                                                                    -----------
End of period                                                       $ 2,957,271
                                                                    ===========

* The Portfolio commenced operations on March 1, 2000.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO


Financial Highlights
FOR THE PERIOD ENDED DECEMBER 31, 2000*


The following table includes selected supplemental data and ratios to average net assets:


SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period (in thousands)                   $2,957,271

     Ratios to average net assets:
         Operating expenses **                                       0.045%
         Net investment income **                                     1.14%

     Portfolio turnover rate***                                         18%

     Total return ***                                                (2.41%)

---------------
*    The Portfolio commenced operations on March 1, 2000.
**   Annualized
***  Not Annualized


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000


1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of 5 investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2000, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2000



FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Portfolio entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2000, the value of the securities loaned amounted to $427,301,751. The loans were collateralized with cash of $446,833,730, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3. SECURITIES TRANSACTIONS AND CAPITAL TRANSACTIONS

For the period ended December 31, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $496,941,518 and $604,055,794, respectively. The aggregate gross unrealized appreciation and depreciation were $784,850,564 and $255,862,754, respectively, as of December 31, 2000.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2000

During the period ended December 31, 2000, investment securities were received by the Portfolio as proceeds from capital invested. Net contributions, at cost, amounted to $2,779,406,282, and unrealized gains assumed by the Portfolio at the time of purchase amounted to $672,790,394.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with State Street under which State Street, as the investment advisor, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust also has contracts with State Street to provide Custody, Administration and Transfer Agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, State Street receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP

Boston, Massachusetts
February 9, 2001

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                                  ANNUAL REPORT



                                DECEMBER 31, 2000

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PORTFOLIO

The MSCI(R) EAFE(R) Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe Australasia, Far East Index (the MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

The Portfolio, which commenced operations on November 13, 2000, performed within expectations relative to the benchmark. From November 13, 2000 through December 31, 2000, the Portfolio increased 0.80%. For the same period, the MSCI(R) EAFE(R) Index increased 1.22%.

THE MARKETS

For investors in Europe Australasia, Far East ("EAFE") equities, the difficult market environment during the fourth quarter of 2000 was tempered by a sharp recovery of the euro and European stocks through December, although fresh weakness in both Japanese equities and the yen partially offset the weal to the west. Overall, the MSCI(R) EAFE(R) Index fell 0.3% in the last two months of the year, making its loss for the full year 14.2%. By way of comparison, the S&P 500 Index fell 7.4% in November and December, reaching a full-year loss of 9.1%. Indeed, on a local currency basis, EAFE lost only 7.3% in 2000, less than the unaccustomed decline of the S&P 500 Index. Throughout EAFE, major telecommunications firms probed new lows during the final months of the year, continuing a downtrend that prevailed through most of 2000. After the European Central Bank (the "ECB") lifted interest rates in early October, no additional policy moves were forthcoming from either the ECB or the Bank of Japan. But investors perceived relative resilience in the European economies, in contrast to renewed risk of recession in Japan. Correspondingly, Morgan Stanley Capital International Europe ("MSCI") Europe actually rose 2.8% during November and December, paring its full-year decline to 8.4%. MSCI Pacific, on the other hand, dropped 7.3% over the same period, and lost a disheartening 25.8% for the full year.

The best performing EAFE markets for the period of November and December were Switzerland (up 13.9% for two months), Portugal (up 8.9%), and Finland (up 8.2%). Switzerland, whose 2000 return of 5.8% also made it the best performer in EAFE for the full year, saw its franc enjoy the same vigorous upturn that boosted the euro in December, and defensive plays like drug-maker Novartis rose during the quarter. And, Finland held in nicely due to firmness in flagship equity Nokia. The cell-phone maker continues to be optimistic about its growth prospects.

Leading EAFE lower were Japan (down 10.0%) and Sweden (down 7.0%). Japan was the second-worst performer for all of 2000, as the renewed declines in the yen brought its full-year loss to 28.2%. Only tiny New Zealand, which fell 33.5% for the year, largely due to a steady decline in New Zealand Telecom, kept Japan from taking the outright booby prize. The ongoing decline in Japanese equities has dropped its weight in EAFE to below 23%. Sustainable economic recovery remains elusive, as the entrenched Liberal Democratic Party continues to alienate public confidence with unimaginative stimulus schemes; bankruptcy filings rose steadily throughout 2000. Sweden, whose 21.3% full-year loss made it the worst EAFE market in Europe, fell victim to declining fortunes at handset maker Ericsson. Its loss of market share to

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

--------------------------------------------------------------------------------

Nokia kept Ericsson shares under pressure, and was a major driver of Sweden's underperformance of Finland in the fourth quarter. In addition, the Swedish krona remains unlinked to the euro, against which it has continued to weaken.

France (up 2.9% for November and December, down 4.3% for the year), Germany (up
 .6% for November and December, down 15.6% for the year), and the United Kingdom (up .6% for the quarter, down 11.5% for the year) all finished a lackluster 2000 on a slightly positive note, again reflective of the patterns in the euro and the pound. The economic outlook for Europe remains constructive, as growth expectations are holding up well, especially relative to the recent signs of slowdown in Japan and the United States. Europe-wide unemployment continues to decline, and while the Bank of England and the European Central Bank have been holding interest rates firm, the prospect of sharp declines in U.S. short-term rates should leave room for easier policy in Europe as 2001 progresses. Further to the east, Hong Kong and Australia both rallied during November and December returning 6.2% and 6.0%, respectively. However, the last minute upswing wasn't enough to offset earlier declines. The full-year losses for these countries were 14.7% and 10.0%, respectively.

With a strong finish to 2000, EAFE seems to have solid prospects for 2001. The inordinately strong U.S. dollar may be in the process of conceding its hegemony, as global capital flows seek havens where economic slowdown appears to be less precipitous. The yen, to be sure, may weaken for similar reasons, but the relative prosperity in Europe bodes well for the euro. Equities in Europe are modestly cheaper than their U.S. counterparts, and if they get a tailwind from the currency, they could enjoy much greater attention from international investors. Japanese shares are cheap relative to their own history, but it may take a change in the political scene to catalyze a lasting move to higher prices.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)


                                  [LINE CHART]

               MSCI(R) EAFE(R) Index Portfolio**     MSCI(R) EAFE(R) Index*(b)

11/13/2000                 $10,000                            $10,000
11/30/2000                   9,750                              9,770
12/31/2000                  10,080                             10,122

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (a)
--------------------------------------------------------------------------------
                     For the Period Ended December 31, 2000
================================================================================
                                                                    Total Return
                                                                      Cumulative
                                                                Since 11/13/2000
================================================================================
State Street MSCI(R)EAFE(R)Index Portfolio                                 0.80%
MSCI(R)EAFE(R)Index (b)                                                    1.22%
--------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000

                                                                        MARKET
                                                     SHARES              VALUE
                                                  -----------         ----------
COMMON STOCKS -- 95.5%
AUSTRALIA -- 2.0%
Amcor Ltd.                                             5,342          $   15,569
AMP Diversified Property Trust                         4,365               5,942
AMP, Ltd.                                              8,427              94,683
Aristocrat Leisure, Ltd.                               3,600              10,340
Australia Gas Light Co., Ltd.                          2,634              18,622
BHP, Ltd.                                             13,723             144,542
Boral, Ltd.                                            5,600               6,441
Brambles Industies, Ltd.                               1,771              41,330
British America Tobacco PLC                            1,288               9,447
Coca-Cola Amatil, Ltd.                                 8,007              20,830
Cochlear, Ltd.                                           400               8,108
Coles Myer, Ltd.                                       8,966              34,754
Commonwealth Bank of Australia                         9,700             166,565
Computershare, Ltd.                                    4,100              19,656
CSL, Ltd.                                              1,151              24,981
CSR, Ltd.                                              7,826              20,347
David Jones, Ltd.                                      3,850               2,941
Delta Gold, Ltd                                        2,607               1,666
ERG, Ltd. (a)                                          4,800               7,305
FH Faulding & Co., Ltd                                 1,248               8,189
Foster's Brewing Group, Ltd.                          14,465              37,937
Futuris Corp., Ltd.                                    5,932               5,933
Gandel Retail Trust                                   12,000               7,521
General Property Trust                                13,394              20,593
Goodman Fielder, Ltd.                                  9,829               6,881
Howard Smith, Ltd.                                     1,512               7,057
Iluka Resources, Ltd.                                  2,188               5,031
James Hardie Industries, Ltd.                          3,980               7,961
Leighton Holdings, Ltd.                                2,023               7,093
Lend Lease Corp.                                       3,265              30,369
M.I.M Holdings, Ltd.                                  13,226               8,525
Mayne Nickless, Ltd.                                   2,721               8,830
Mirvac Group                                           5,200              10,306
National Australia Bank, Ltd.                         11,982             191,810
Newcrest Mining, Ltd.                                  2,367               5,751
News Corp., Ltd. (The)                                15,730             122,364
Normandy Mining, Ltd.                                 13,485               7,268
OneSteel, Ltd. (a)                                     4,400               2,323
Orica, Ltd.                                            2,124               6,798
Pacific Dunlop, Ltd.                                   7,927               6,607
PaperlinX, Ltd.                                        2,500               4,597
QBE Insurance Group, Ltd.                              3,249              17,854
Rio Tinto, Ltd.                                        2,391              39,109
Santos, Ltd.                                           4,676              15,641
Sons of Gwalia, Ltd.                                   1,138               3,902
Southcorp, Ltd.                                        5,345              14,535
Stockland Trust Group                                  6,124              13,278
Suncorp-Metway, Ltd.                                   2,751              16,473
TABCORP Holdings, Ltd.                                 2,863              17,458
Telstra Corp., Ltd.                                   59,449             212,169
Transurban Group                                       4,400              11,144
Wesfarmers, Ltd.                                       2,031              18,262
Westfield Trust                                       13,809              26,057
Westpac Banking Corp., Ltd.                           13,666             100,188
WMC, Ltd.                                              8,550              36,377
Woolworths, Ltd.                                       8,167              38,210
                                                                      ----------
                                                                       1,754,470
                                                                      ----------
AUSTRIA -- 0.2%
Austria Tabakwerke AG                                    201              11,143
Austrian Airlines/Osterreichische
   Luftverkehrs AG                                       311               3,589
BA Holding AG                                          1,054              57,987
BBAG Oesterreichische
   Brau-Beteiligungs AG                                   79               3,412
Bohler-Uddeholm AG                                       101               3,271
BWT AG                                                   151               5,011
Flughafen Wien AG                                        151               5,713
Generali Holding Vienna AG                                71              12,199
Lenzing AG                                                34               2,554
Mayr-Melnhof Karton AG                                   110               4,850
Oesterreichische
   Elektrizitaetswirtschafts-AG                          283              28,695
OMV AG                                                   247              19,131
RHI AG                                                   182               3,588
Telekom Austria AG (a)                                 1,700               9,576
VA Technologie AG                                        137               4,115
Wienerberger Baustoffindustrie AG                        636              11,423
                                                                      ----------
                                                                         186,257
                                                                      ----------
BELGIUM -- 0.8%
Agfa Gevaert NV                                        1,232              29,368
Barco NV (a)                                             116               8,702
BarcoNet NV (a)                                          232               1,893
Bekaert SA                                               210               9,828
Colruyt NV                                               365              16,106
Compagnie Maritime Belge SA                               76               5,708
Delhaize Le Lion SA                                      486              23,111
Electrabel SA                                            510             115,298
Fortis                                                 6,857             222,744
Glaverbel SA                                              66               4,942
Groupe Bruxelles Lambert SA                              228              54,156
KBC Banassurance Holding NV                            2,788             120,745
S.A. D'Ieteren NV                                         52              11,443
Solvay SA                                                787              43,889
UCB SA                                                 1,363              50,520
Union Miniere SA                                         239               8,975
                                                                      ----------
                                                                         727,428
                                                                      ----------
DENMARK -- 0.9%
A/S Dampskibsselskabet
   Svendborg, Series B                                     7              81,888

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
DENMARK -- (CONTINUED)
A/S Det Ostasiatiske
   Kompagni (a)                                          200          $    4,327
Bang & Olufsen Holding A/S,
   Series B                                              125               4,528
Carlsberg A/S, Series A                                  350              19,371
Carlsberg A/S, Series B                                  250              14,717
D/S 1912, Series B                                        10              86,793
Danisco A/S                                              550              22,623
Danske Bank (a)                                        6,789             122,118
FLS Industries A/S, Series B                             400               5,736
Group 4 Falck A/S                                        193              25,734
i-Data International A\S (a)                              56               3,593
ISS A/S (a)                                              375              25,519
NavisionDamgaard A/S (a)                                 252               4,501
NKT Holding A/S                                           50              11,648
Novo Nordisk A/S (a)                                     701             125,652
Novozymes A/S, Series B (a)                              750              15,000
SAS Danmark A/S                                          500               5,126
Tele Danmark A/S                                       2,000              81,510
Topdanmark A/S (a)                                       350               6,956
Vestas Wind Systems AS (a)                               974              52,682
William Demant AS (a)                                    694              31,863
                                                                      ----------
                                                                         751,885
                                                                      ----------
FINLAND -- 2.9%
Amer Group, Ltd.                                         200               5,258
Finnlines Oyj                                            200               3,380
Fortum Oyj                                             2,432               9,932
Instrumentarium Corp.                                    200               3,943
Kemira Oyj                                             1,500               7,605
Kesko Oyj                                                900               9,083
Kone Corp., Series B                                     200              13,989
Metso Oyj                                              1,300              14,524
Nokia Oyj                                             48,057           2,143,114
Orion-Yhtyma Oyj, Series A                               331               7,458
Orion-Yhtyma Oyj, Series B                               316               7,061
Outokumpu Oyj                                          1,200               9,069
Oyj Hartwall Abp                                         650              12,510
Pohjola Group Insurance Corp.,
   Series B                                              400              17,650
Raisio Group PLC                                       1,600               2,944
Rautaruukki Oyj                                        1,500               5,380
Sampo-Leona Insurance,
   Series A                                              600              32,390
Sonera Oyj                                             7,300             132,274
Stockmann AB, Series A                                   250               2,673
Stockmann AB, Series B                                   250               2,441
Stonesoft Oyj (a)                                        546               7,879
TietoEnator Oyj                                          820              23,327
UPM-Kymmene Oyj                                        2,600              89,219
Uponor Oyj                                               400               7,041
Wartsila Oyj, Series A                                   100               1,831
Wartsila Oyj, Series B                                   400               7,398
                                                                      ----------
                                                                       2,579,373
                                                                      ----------
FRANCE -- 10.9%
Accor SA                                               1,775              74,990
Alcatel Optronics, Series O (a)                          171               7,547
Alcatel SA, Series A (a)                              10,921             620,316
Aventis SA                                             7,034             617,460
AXA                                                    3,565             515,436
BNP Paribas SA                                         4,042             354,816
Bouygues SA (a)                                        3,000             135,898
Canal Plus                                             1,136               4,074
Cap Gemini SA                                          1,095             176,617
Carrefour SA                                           6,294             395,319
Club Mediterranee SA                                     172              14,679
Coflexip SA                                              182              23,136
Compagnie de Saint-Gobain                                774             121,571
Compagnie Francaise d'Etudes
   et de Construction SA                                 156              22,643
Compagnie Generale des
   Establissements Michelin                            1,215              43,974
Dassault Systemes SA                                   1,021              69,975
Eridania Beghin-Say SA                                   254              22,082
Essilor International SA                                  96              31,320
Etablissements Economiques du
   Casino Guichard-Perrachon SA                          771              77,742
France Telecom SA                                      9,242             797,834
Gecina                                                   187              17,907
Groupe Danone (a)                                      1,342             202,345
Imerys                                                   157              17,835
L'Air Liquide SA                                         824             122,927
L'Oreal SA (a)                                         6,098             522,701
Lafarge SA                                               979              82,078
Lagardere S.C.A                                        1,235              71,656
LMVH (Louis Vuitton Moet Hennessy)                     4,418             292,422
Pechiney SA                                              736              33,644
Pernod-Ricard SA                                         509              35,124
Pinault-Printemps-Redoute SA                           1,071             230,160
PSA Peugeot Citroen                                      410              93,268
Publicis SA (a)                                        1,236              41,763
Sagem SA                                                 342              45,723
Sanofi-Synthelabo SA                                   6,596             439,677
Schneider Electric SA                                  1,402             102,274
SEB SA                                                   151               8,215
Sidel AG                                                 331              15,041
Simco SA                                                 264              18,242
Societe BIC SA                                           540              21,237
Societe Eurafrance SA                                     37              26,887
Societe Generale (a)                                   3,815             237,109
Sodexho Alliance SA                                      302              55,941
STMicroelectronics N.V                                 7,997             349,120
Suez Lyonnaise des Eaux SA                             1,796             327,960

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
FRANCE -- (CONTINUED)
Thales SA                                              1,513          $   72,515
Total FinaElf SA                                       6,698             996,082
Unibail                                                  157              25,014
Usinor SA                                              2,377              31,377
Valeo SA                                                 747              33,355
Vinci SA                                                 701              43,108
Vivendi Universal SA (a)                              11,886             782,256
Zodiac SA                                                 50              13,801
                                                                      ----------
                                                                       9,536,193
                                                                      ----------
GERMANY -- 8.1%
Adidas-Salomon AG                                        400              24,786
Allianz AG                                             2,200             823,294
BASF AG                                                5,700             257,778
Bayer AG                                               6,700             351,438
Bayer Hypo-und Vereinsbank AG                          3,900             220,789
Beiersdorf AG, Series A                                  800              83,745
Bilfinger & Berger Bau AG                                400               4,751
Buderus AG                                               600              12,894
Continental AG                                         1,200              19,265
D. Logistics AG (a)                                      201               8,869
DaimlerChrysler AG                                     9,200             386,437
Deutsche Bank AG                                       5,600             470,603
Deutsche Lufthansa AG                                  3,500              90,200
Deutsche Telekom AG                                   27,962             842,691
Douglas Holding AG                                       300              11,548
Dresdner Bank AG                                       4,800             209,325
E.On AG                                                6,900             419,777
EM.TV & Merchandising AG                               1,317               7,258
Epcos AG (a)                                             599              52,019
FAG Kugelfischer Georg
   Schaefer AG                                           600               4,061
Fresenius Medical Care AG                                857              70,000
Gehe AG                                                  668              25,224
Heidelberg Zement AG                                     600              27,602
Hochtief AG                                              700              13,735
Kamps AG                                                 794               8,424
KarstadtQuelle AG                                      1,100              33,977
Linde AG                                               1,100              53,392
MAN AG                                                 1,000              25,443
MAN AG, Preferred                                        400               7,961
Merck KGAA                                             1,600              70,601
Metro AG                                               3,000             140,264
Muenchener Rueckversicherungs
   -Gesellschaft AG                                    1,600             572,411
Preussag AG                                            1,800              64,910
ProSieben Sat.1 Media AG (a)                           1,426              42,440
RWE AG (a)                                             4,900             219,897
RWE AG, Preferred (a)                                    400              12,975
SAP AG                                                 1,700             197,590
SAP AG, Preferred                                      1,200             168,767
Schering AG                                            1,800             102,240
SGL Carbon AG (a)                                        200              10,693
Siemens AG                                             5,500             718,781
ThyssenKrupp AG                                        4,700              72,808
Volkswagen AG                                          2,900             151,625
WCM Beteiligungs-und
   Grundbesitz AG                                      1,657              24,580
                                                                      ----------
                                                                       7,137,868
                                                                      ----------
HONG KONG -- 1.7%
ASM Pacific Technology, Ltd.                           3,000               4,269
Bank of East Asia, Ltd.                               12,000              31,077
Cathay Pacific Airways                                26,000              48,000
CLP Holdings, Ltd.                                    16,000              79,796
Esprit Holdings, Ltd.                                  9,000               7,673
Giordano International, Ltd.                          14,000               6,462
Hang Lung Development Co., Ltd                        11,000               9,731
Hang Seng Bank, Ltd.                                  14,500             195,195
Henderson Land Development Co., Ltd.                  10,000              50,898
Hong Kong & China Gas Co., Ltd.                       39,000              57,501
Hong Kong & Shanghai Hotels, Ltd                      11,500               6,340
Hopewell Holdings, Ltd.                                9,000               3,519
Hutchison Whampoa, Ltd.                               32,000             398,979
Hysan Development Co., Ltd.                            9,000              12,692
Johnson Electronic Holdings, Ltd                      28,000              43,257
Li & Fung, Ltd. (a)                                   21,000              38,097
New World Development Co., Ltd                        18,000              21,808
Oriental Press Group, Ltd.                            24,000               3,508
Pacific Century CyberWorks, Ltd. (a)                 108,000              69,232
QPL International Holdings, Ltd. (a)                   5,000               2,885
Shangri-La Asia, Ltd.                                 18,000              19,500
Sino Land Co., Ltd.                                   30,000              15,769
South China Morning Post (Holdings), Ltd.             16,000              11,795
Sun Hung Kai Properties, Ltd.                         18,000             179,425
Swire Pacific, Ltd.                                   12,000              86,155
Television Broadcast, Ltd.                             3,000              15,769
Varitronix International, Ltd.                         3,000               2,750
Wharf (Holdings), Ltd. (The)                          19,000              46,283
                                                                      ----------
                                                                       1,468,365
                                                                      ----------
IRELAND -- 0.6%
Allied Irish Banks PLC                                 8,379              97,153
CRH PLC                                                3,928              73,092
DCC PLC                                                  814               8,712

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
IRELAND-- (CONTINUED)
eircom PLC                                            21,055          $   53,372
Elan Corp. PLC (a)                                     3,017             146,724
Greencore Group PLC                                    1,839               4,834
Independent News & Media PLC                           4,933              13,431
IONA Technologies PLC (a)                                190              13,735
Irish Life & Permanent PLC                             2,739              33,944
Jefferson Smurfit Group PLC                           10,379              20,463
Jurys Doyle Hotel Group PLC                              567               4,812
Kerry Group PLC                                        1,641              21,184
Ryanair Holdings PLC (a)                               3,343              36,093
Waterford Wedgwood PLC                                 7,063               8,289
                                                                      ----------
                                                                         535,838
                                                                      ----------
ITALY -- 4.9%
Alitalia SpA (a)                                      15,000              26,968
Assicurazioni Generali SpA                            12,800             508,329
Autogrill SpA                                          2,493              30,661
Autostrade SpA                                        12,075              79,923
Banca di Roma SpA                                     54,821              59,498
Banca Intesa SpA                                      52,000             249,959
Banca Intesa SpA RISP
   Non-convertible                                     8,000              23,133
Banca Populare di Milano Scrl                          3,000              14,928
Benetton Group SpA                                    17,500              36,474
Bipop-Carire SpA (a)                                  16,908             110,325
Bulgari SpA                                            3,000              36,897
Cementir SpA                                           5,000               7,112
Enel SpA                                              74,108             288,045
ENI SpA                                               81,500             520,309
Fiat SpA                                               3,700              91,220
Fiat SpA RISP Non-convertible                            780              11,270
Fiat SpA, Preferred                                    1,008              16,940
Gruppo Editoriale
   L'Espresso SpA                                      3,516              30,435
Impregilo SpA                                          5,000               2,723
Italcementi SpA                                        1,750              14,639
Italcementi SpA RISP
   Non-convertible                                     1,000               3,990
Italgas SpA (a)                                        3,500              35,456
La Rinascente SpA                                      3,000              17,716
La Rinascente SpA RISP
   Non-convertible                                     1,000               3,718
Mediaset SpA                                          12,000             143,193
Mediobanca SpA                                         6,000              68,048
Mondadori (Arnoldo) Editore
   SpA (a)                                             2,500              23,236
Parmalat Finanziaria SpA                              15,000              24,293
Pirelli SpA                                           19,000              67,606
Pirelli SpA RISP
   Non-convertible                                     1,000               3,192
Riunione Adriatica di
   Sicurta SpA                                         7,250             113,058
San Paolo - IMI SpA                                   14,250             230,379
Snia SpA (a)                                           5,000              10,797
Societa Assicuratrice Industriale
   SpA (a)                                               500               9,910
Societa Assicuratrice Industriale
   RISP Non-convertible SpA (a)                          250               2,227
Telecom Italia Mobile SpA
   RISP Non-convertible                               16,000              69,850
Telecom Italia Mobile SpA                             68,000             542,654
Telecom Italia SpA RISP
   Non-convertible                                     9,500              57,082
Telecom Italia SpA                                    38,000             420,265
Tiscali SpA (a)                                          803              13,608
UniCredito Italiano SpA                               51,000             266,698
                                                                      ----------
                                                                       4,286,764
                                                                      ----------
JAPAN -- 21.3%
77 Bank, Ltd.                                          4,000              22,802
ACOM Co., Ltd.                                         1,400             103,345
Advantest Corp.                                          900              84,326
Ajinomoto Co., Inc.                                    6,000              78,021
ALPS Electric Co., Ltd.                                2,000              30,508
Amada Co., Ltd.                                        3,000              22,329
Amano Corp.                                            1,000               7,609
Aoyama Trading Co., Ltd.                                 700               4,996
Asahi Bank, Ltd. (The)                                27,000              91,970
Asahi Breweries, Ltd.                                  5,000              51,007
Asahi Chemical Industry, Ltd.                         13,000              74,904
Asahi Glass Co., Ltd.                                 11,000              90,832
Asatsu-Dk, Inc.                                          500              12,040
Ashikaga Bank, Ltd. (a)                                6,000              10,403
Autobacs Seven Co., Ltd.                                 400               8,354
Bank of Fukuoka, Ltd. (The)                            6,000              25,639
Bank of Tokyo-Mitsubishi, Ltd. (The)                  43,000             428,117
Bank of Yokohama, Ltd. (The)                          10,000              45,447
Benesse Corp.                                          1,100              40,841
Bridgestone Corp.                                      8,000              72,855
Canon, Inc.                                            8,000             280,210
Casio Computer Co., Ltd.                               3,000              25,350
Central Japan Railway Co.                                 20             123,117
Chugai Pharmaceutical Co., Ltd.                        2,000              33,275
Chuo Mitsui Trust and Banking Co., Ltd. (The)          8,000              24,658
Citizen Watch Co., Ltd.                                3,000              21,883
Cosmo Oil Co., Ltd.                                    6,000              10,665
Credit Saison Co., Ltd                                 1,700              36,397
CSK Corp.                                                700              10,187
DAI Nippon Printing Co., Ltd.                          7,000             104,264
Daicel Chemical Industries, Ltd.                       4,000              12,154
Daiei, Inc. (The) (a)                                  7,000              11,217

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
JAPAN -- (CONTINUED)
Daifuku Co., Ltd.                                     1,000           $  5,849
Daiichi Pharmaceutical Co., Ltd.                      2,000             59,545
Daikin Industries, Ltd.                               2,000             38,529
Daikyo, Inc. (a)                                      2,000              2,977
Daimaru, Inc. (The)                                   3,000              8,722
Dainippon Ink & Chemicals, Inc                        8,000             23,818
Dainippon Screen MFG. Co., Ltd. (a)                   2,000              9,615
Daito Trust Construction Co., Ltd                     1,300             23,336
Daiwa Bank, Ltd. (The)                               21,000             34,387
Daiwa House Industry Co., Ltd.                        5,000             31,086
Daiwa Kosho Lease Co., Ltd.                           1,000              2,706
Daiwa Securities Group, Inc.                         12,000            125,359
Denki Kagaku Kogyo Kabushiki
   Kaisha                                             5,000             17,207
Denso Corp.                                           8,000            173,030
East Japan Railway Co.                                   37            217,075
Ebara Corp.                                           3,000             32,601
Eisai Co., Ltd.                                       3,000            105,079
FANUC, Ltd.                                           2,200            149,685
Fuji Machine MFG. Co., Ltd.                             500             13,398
Fuji Photo Film Co., Ltd.                             5,000            209,282
Fuji Soft ABC, Inc.                                     300             19,361
Fuji Television Network, Inc.                             4             27,881
Fujikura, Ltd.                                        3,000             22,487
Fujitsu, Ltd.                                        18,000            265,429
Furukawa Electric Co., Ltd.
   (The)                                              6,000            104,816
Gunma Bank, Ltd. (The)                                5,000             24,475
Gunze, Ltd.                                           2,000              6,918
Hankyu Department Stores, Inc.                        2,000              8,844
Haseko Corp. (a)                                     11,000              3,468
Hirose Electric Co., Ltd.                               400             38,529
Hitachi Zosen Corp. (a)                              10,000              7,618
Hitachi, Ltd.                                        31,000            276,340
Hokuriku Bank, Ltd. (The) (a)                         7,000             14,588
Honda Motor Co., Ltd.                                 9,000            335,727
House Food Corp.                                      1,000             13,047
Hoya Corp.                                            1,000             73,555
INAX Corp.                                            2,000             10,105
Isetan Co., Ltd.                                      2,000             21,103
Ishihara Sangyo Kaisha, Ltd. (a)                      4,000              7,145
Ishikawajima-Harima Heavy
   Industries Co., Ltd. (a)                          13,000             27,776
Ito-Yokado Co., Ltd.                                  4,000            199,650
Itochu Corp. (a)                                     13,000             60,560
Japan Airlines Co., Ltd.                             17,000             77,855
Japan Energy Corp. (a)                               11,000             17,049
Japan Steel Works, Ltd. (a)                           4,000              3,222
Japan Tobacco, Inc.                                      18            139,650
JGC Corp.                                             2,000             13,643
Joyo Bank, Ltd. (The)                                 9,000             28,608
Jusco Co., Ltd.                                       3,000             65,149
Kadokawa Shoten Publishing Co., Ltd.                    300              7,960
Kajima Corp.                                         10,000             27,758
Kaken Pharmaceutical Co., Ltd.                        1,000              5,543
Kamigumi Co., Ltd.                                    3,000             13,398
Kanebo, Ltd. (a)                                      5,000             12,391
Kaneka Corp.                                          3,000             28,398
Kansai Electric Power Co. (The)                       9,000            152,811
Kao Corp.                                             6,000            174,431
Katokichi Co., Ltd.                                     500             13,135
Kawasaki Heavy Industries, Ltd. (a)                  14,000             14,956
Kawasaki Kisen Kaisha, Ltd.                           6,000              9,037
Kawasaki Steel Corp.                                 32,000             33,065
Keihin Electric Express
   Railway Co., Ltd.                                  5,000             19,877
Kikkoman Corp.                                        2,000             14,816
Kinden Corp.                                          3,000             17,207
Kinki Nippon Railway Co., Ltd                        14,000             58,354
Kirin Brewery Co., Ltd.                               9,000             80,622
Kokuyo Co., Ltd.                                      1,000             14,869
Komatsu, Ltd.                                         9,000             39,799
Komori Corp.                                          1,000             16,637
Konami Co., Ltd.                                      1,000             75,044
Konica Corp.                                          3,000             24,562
Koyo Seiko Co., Ltd.                                  2,000             14,273
Kubota Corp.                                         14,000             42,662
Kuraray Co., Ltd.                                     4,000             37,408
Kureha Chemical Industry Co., Ltd.                    2,000              4,799
Kurita Water Industries, Ltd.                         1,000             13,091
Kyocera Corp.                                         1,700            185,630
Kyowa EXEO Corp.                                      1,000             10,324
Kyowa Hakko Kogyo Co., Ltd                            4,000             27,671
Maeda Road Construction Co., Ltd                      1,000              4,072
Makino Milling Machine Co., Ltd                       1,000              5,236
Makita Corp.                                          2,000             14,010
Marubeni Corp. (a)                                   15,000             35,464
Marui Co., Ltd.                                       3,000             45,315
Matsushita Electric Industrial Co., Ltd.             19,000            454,203
Meiji Milk Products Co., Ltd.                         3,000             13,135
Meiji Seika Kaisha, Ltd.                              4,000             22,872
Meitec Corp.                                            400             12,820
Minebea Co., Ltd.                                     4,000             37,058
Mitsubishi Chemical Corp.                            20,000             52,715
Mitsubishi Corp.                                     15,000            110,595

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
JAPAN -- (CONTINUED)
Mitsubishi Electric Corp.                            20,000           $123,117
Mitsubishi Estate Co., Ltd.                          12,000            128,196
Mitsubishi Gas Chemical Co., Inc                      5,000             15,105
Mitsubishi Heavy Industries, Ltd                     31,000            135,184
Mitsubishi Logistics Corp.                            2,000             17,513
Mitsubishi Materials Corp.                           11,000             26,296
Mitsubishi Paper Mills, Ltd.                          3,000              6,278
Mitsubishi Rayon Co., Ltd.                            6,000             18,021
Mitsubishi Trust & Banking Corp. (The)               12,000             82,592
Mitsui & Co., Ltd.                                   15,000             94,440
Mitsui Engineering &
   Shipbuilding Co., Ltd. (a)                         8,000              7,355
Mitsui Fudosan Co., Ltd.                              7,000             69,571
Mitsui Marine & Fire Insurance Co., Ltd.              8,000             45,884
Mitsui Mining & Smelting Co., Ltd                     4,000             30,823
Mitsukoshi, Ltd. (a)                                  5,000             20,403
Mizuho Holdings, Inc.                                    85            526,970
Mori Seiki Co., Ltd.                                  1,000             11,103
Murata Manufacturing Co., Ltd.                        2,200            258,144
Mycal Corp.                                           3,000              6,436
Namco, Ltd.                                             500              9,194
NEC Corp.                                            15,000            274,518
NGK Insulators, Ltd.                                  3,000             39,746
NGK Spark Plug Co., Ltd.                              2,000             29,247
Nichiei Co., Ltd.                                       600              3,189
Nichirei Corp.                                        3,000             12,609
Nidec Corp.                                             500             23,643
Nikon Corp.                                           3,000             32,102
Nintendo Co., Ltd.                                    1,200            189,037
Nippon COMSYS Corp.                                   1,000             17,951
Nippon Express Co., Ltd.                             10,000             60,420
Nippon Light Metal Co., Ltd.                          5,000              3,809
Nippon Meat Packers, Inc.                             2,000             27,250
Nippon Mitsubishi Oil Corp.                          14,000             67,426
Nippon Paper Industries Co., Ltd                      9,000             53,669
Nippon Sheet Glass Co., Ltd.                          3,000             36,620
Nippon Shinpan Co., Ltd.                              3,000              3,809
Nippon Shokubai Co., Ltd.                             2,000              7,671
Nippon Steel Corp.                                   63,000            104,264
Nippon Suisan Kaisha, Ltd.                            3,000              4,676
Nippon Telegraph and
   Telephone Corp.                                      119            857,592
Nippon Yusen Kabushiki Kaisha                        11,000             45,464
Nishimatsu Construction Co., Ltd                      3,000             10,245
Nissan Motor Co., Ltd (a)                            37,000           $213,187
Nisshin Flour Milling Co., Ltd                        2,000             16,988
Nisshinbo Industries, Inc.                            2,000              9,107
Nissin Food Products Co., Ltd.                        1,000             24,431
Nitto Denko Corp.                                     1,500             40,718
NOF Corp.                                             2,000              4,098
Nomura Securities Co., Ltd.
   (The)                                             18,000            323,905
Noritake Co., Ltd.                                    2,000             10,736
NSK, Ltd.                                             5,000             30,604
NTN Corp.                                             5,000             15,543
Obayashi Corp.                                        7,000             30,158
Oji Paper Co., Ltd                                    9,000             46,497
Okuma Corp.                                           1,000              3,161
Okumura Corp.                                         2,000              6,743
Olympus Optical Co., Ltd.                             2,000             34,588
Omron Corp.                                           2,000             41,594
Onward Kashiyama Co., Ltd.                            2,000             16,637
Orient Corp. (a)                                      3,000              3,678
Oriental Land Co., Ltd.                                 900             60,289
Orix Corp.                                              800             80,280
Osaka Gas Co., Ltd                                   23,000             69,886
OYO Corp.                                               300              3,179
Penta-Ocean Construction Co., Ltd                     4,000              4,658
Pioneer Corp.                                         2,000             53,415
Promise Co., Ltd.                                     1,100             78,021
Rohm Co., Ltd.                                        1,100            209,019
Sakura Bank, Ltd. (The)                              38,000            229,597
Sanden Corp.                                          1,000              4,650
Sankyo Co., Ltd.                                      4,000             95,972
Sanrio Co., Ltd.                                        800             14,010
Sanwa Shutter Corp.                                   2,000              4,011
Sanyo Electric Co., Ltd                              17,000            141,419
Sapporo Breweries, Ltd.                               3,000              8,800
Secom Co., Ltd.                                       2,000            130,473
Sega Corp. (a)                                        1,600             15,580
Seino Transportation Co., Ltd.                        2,000              8,424
Seiyu, Ltd. (The) (a)                                 3,000              7,960
Sekisui Chemical Co., Ltd.                            5,000             14,229
Sekisui House, Ltd.                                   7,000             64,054
Sharp Corp.                                          10,000            120,665
Shimachu Co., Ltd.                                      500              5,911
Shimamura Co., Ltd.                                     300             16,471
Shimano, Inc.                                         1,300             25,556
Shimizu Corp.                                         8,000             23,678
Shin-Etsu Chem Co., Ltd.                              4,000            154,116
Shionogi & Co., Ltd.                                  3,000             61,208
Shiseido Co., Ltd.                                    4,000             44,658
Shizuoka Bank, Ltd. (The)                             7,000             63,686
Sho-Bond Corp.                                          300              4,124
Showa Denko K.K. (a)                                 10,000             13,660

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
JAPAN -- (CONTINUED)
Showa Shell Sekiyu K.K                                4,000          $    16,778
Skylark Co., Ltd.                                     1,000               28,021
SMC Corp.                                               600               77,233
Snow Brand Milk Products Co., Ltd                     3,000               10,324
Softbank Corp.                                        3,000              104,291
Sony Corp.                                            8,400              581,086
Sumitomo Bank, Ltd. (The)                            29,000              297,872
Sumitomo Chemical Co., Ltd.                          15,000               74,475
Sumitomo Corp.                                       10,000               71,979
Sumitomo Electric Industries, Ltd                     7,000              114,869
Sumitomo Forestry Co., Ltd.                           2,000               14,098
Sumitomo Heavy Industries, Ltd                        6,000                9,352
Sumitomo Marine & Fire
   Insurance Co., Ltd.                                6,000               38,722
Sumitomo Metal Industries, Ltd. (a)                  36,000               20,490
Sumitomo Metal Mining Co., Ltd                        6,000               31,419
Sumitomo Osaka Cement Co., Ltd                        4,000               13,380
Taiheiyo Cement Corp.                                 9,000               15,447
Taisei Corp.                                          9,000               18,047
Taisho Pharmaceutical Co., Ltd.                       2,000               54,116
Taiyo Yuden Co., Ltd.                                 1,000               33,450
Takara Shuzo Co., Ltd.                                2,000               34,956
Takashimaya Co., Ltd.                                 3,000               20,412
Takeda Chemical Industries, Ltd.                      8,000              473,555
Takefuji Corp.                                        1,400               88,266
Takuma Co., Ltd.                                      1,000                6,883
Teijin, Ltd.                                          9,000               46,497
Teikoku Oil Co., Ltd.                                 3,000               12,504
Terumo Corp.                                          2,100               45,972
Tobu Railway Co., Ltd.                                9,000               26,480
Toda Corp.                                            3,000               13,739
Toei Co., Ltd.                                        2,000                7,040
Toho Co., Ltd.                                          200               27,601
Tohoku Elecric Power Co., Inc.                        4,800               64,182
Tokai Bank, Ltd. (The)                               21,000               91,024
Tokio Marine & Fire Insurance Co., Ltd.              14,000              160,473
Tokyo Broadcasting System, Inc                        1,000               29,597
Tokyo Dome Corp. (a)                                  2,000                7,356
Tokyo Electric Power Co., Inc.
   (The)                                             12,600              312,793
Tokyo Electron Ltd.                                   1,600               87,986
Tokyo Gas Co., Ltd.                                  27,000               79,912
Tokyo Style Co., Ltd.                                 1,000                9,177
Tokyu Corp.                                          10,000               53,940
Toppan Printing Co., Ltd.                             7,000               60,989
Toray Industries, Inc.                               14,000               52,715
Toshiba Corp.                                        30,000              200,700
Tosoh Corp.                                           6,000               16,445
Tostem Corp.                                          2,000               24,851
Toto, Ltd.                                            4,000               28,546
Toyo Seikan Kaisha, Ltd.                              2,000               32,574
Toyobo Co., Ltd.                                      7,000               13,914
Toyota Motor Corp.                                   34,400            1,099,474
Trans Cosmos, Inc.                                      100                4,334
Tsubakimoto Chain Co.                                 2,000                6,025
Ube Industries, Ltd.                                  8,000               18,003
Uni-Charm Corp.                                         700               35,552
UNY Co., Ltd.                                         2,000               21,366
Wacoal Corp.                                          1,000                8,336
World Co., Ltd.                                         500               18,914
Yakult Honsha Co., Ltd.                               2,000               23,292
Yamaha Corp.                                          2,000               19,615
Yamanouchi Pharmaceutical Co., Ltd                    3,000              129,772
Yamato Transport Co., Ltd.                            3,000               55,166
Yamazaki Baking Co., Ltd.                             2,000               13,923
Yokogawa Electric Corp.                               1,000                8,450
                                                                     -----------
                                                                      18,655,993
                                                                     -----------
NETHERLANDS -- 6.0%
ABN AMRO Holding NV                                  15,315              348,246
Aegon NV                                             13,932              576,306
Akzo Nobel NV                                         2,736              146,929
ASM Lithography Holding NV (a)                        4,092               92,932
Buhrmann NV                                           1,003               26,884
Elsevier NV                                           6,540               96,153
Getronics NV (a)                                      3,305               19,424
Hagemeyer NV                                          1,048               23,368
Heineken NV                                           3,237              195,867
IHC Caland NV                                           275               12,909
ING Groep NV                                         10,090              805,960
KLM Royal Dutch Airlines (a)                            458               10,535
Koniklijke (Royal) Philips
   Electronics NV (a)                                13,252              485,471
Koninklijke (Royal) KPN NV                            9,392              108,104
Koninklijke Ahold NV                                  7,961              256,812
Koninklijke Vopak NV                                    529               11,125
Oce NV                                                  842               13,439
Qiagen NV (a)                                         1,298               47,161
Royal Dutch Petroleum Co.                            22,134            1,356,132
Royal Vendex KBB NV                                     875               11,468
TNT Post Group NV                                     4,670              112,943
Unilever NV                                           5,900              373,342
Vedior NV                                             1,027               12,390

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------

NETHERLANDS -- (CONTINUED)
Wolters Kluwer NV                                      2,740          $   74,704
                                                                      ----------
                                                                       5,218,604
                                                                      ----------
NEW ZEALAND-- 0.1%
Auckland International Airport, Ltd                    4,100               5,697
Carter Holt Harvey, Ltd.                              17,055              12,377
Contact Energy, Ltd                                    5,700               6,684
Fisher & Paykel Industries, Ltd.                       1,158               4,089
Fletcher Challenge Building                            3,360               2,914
Fletcher Challenge Energy                              3,386              12,811
Fletcher Challenge Forests (a)                         8,380               1,038
Telecom Corp. of New Zealand, Ltd                     17,215              36,641
Warehouse Group, Ltd. (The)                            2,800               7,434
                                                                      ----------
                                                                          89,685
                                                                      ----------
NORWAY -- 0.4%
Bergesen d.y. ASA, Series A                              400               6,260
Bergesen d.y. ASA, Series B                              200               2,880
Den Norsske Bank                                       7,000              37,705
Elkem ASA                                                400               6,350
Frontline, Ltd (a)                                       710               9,581
Hafslund ASA, Series A                                   600               2,994
Hafslund ASA, Series B                                   400               1,134
Kvaerner ASA, Series A (a)                               900               6,379
Merkantildata ASA (a)                                  1,600               6,223
Nera ASA                                               1,093               4,772
Norsk Hydro ASA                                        2,380             100,668
Norske Skogsindustrier ASA,
   Series A                                              300              12,621
Norske Skogsindustrier ASA,
   Series B                                              100               3,311
Opticom ASA (a)                                          106               6,737
Orkla ASA                                              2,000              39,462
Petroleum Geo-Services ASA (a)                           900              11,839
SAS Norge ASA, Series B                                  400               4,241
Schibsted ASA                                            600               7,382
Smedvig ASA, Series A (a)                                500               4,763
Smedvig ASA, Series B (a)                                200               1,610
Storebrand ASA                                         2,400              17,010
Tandberg ASA (a)                                         492               4,519
Tomra Systems ASA (a)                                  1,720              33,352
                                                                      ----------
                                                                         331,793
                                                                      ----------
PORTUGAL -- 0.5%
Banco Comercial Portugues
   SA                                                 20,091             106,573
Banco Espirto Santo SA                                 1,938              32,569
BPI - SGPS SA                                          6,160              19,316
Brisa-Auto Estrada de Portugal
   SA                                                  2,908              25,937
CIMPOR-Cimentos de Portugal,
   SGPS SA                                             1,303              32,540
Electridade de Portugal SA (a)                        30,166              99,691
Impresa - Sociedade Gestora de
   Participacioes SA (a)                                 354               2,140
Jeronimo Martins SGPS SA                                 929               9,594
Portucel Empresa Produtora de
   Pasta e Papel SA                                      843               5,738
Portugal Telecom SGPS SA                              10,277              93,977
Sonae, S.G.P.S. SA                                    19,668              22,158
                                                                      ----------
                                                                         450,233
                                                                      ----------
SINGAPORE -- 1.0%
Brierley Investments, Ltd.                            26,833               3,325
Capitaland, Ltd. (a)                                  13,000              22,491
Chartered Semiconductor
   Manufacturing, Ltd. (a)                            11,000              30,069
City Developments, Ltd.                                8,000              37,139
Comfort Group, Ltd.                                    8,000               2,561
Creative Technology, Ltd.                              1,000              11,361
Cycle & Carriage, Ltd.                                 2,000               3,829
DBS Group Holdings, Ltd.                              13,000             146,941
First Capital Corp., Ltd.                              4,000               3,229
Fraser & Neave, Ltd.                                   3,000              11,591
Haw Par Corp., Ltd.                                    2,000               4,175
Hotel Properties, Ltd.                                 4,000               3,391
Keppel Corp., Ltd.                                     7,000              13,644
Neptune Orient Lines, Ltd. (a)                        11,000               8,627
OMNI Industries, Ltd.                                  4,000               5,882
Oversea-Chinese Banking Corp., Ltd                    13,000              96,711
Overseas Union Enterprise, Ltd.                        2,000               7,843
Parkway Holdings, Ltd.                                 4,000               7,382
SembCorp Industries, Ltd.                             16,000              15,686
Singapore Airlines, Ltd.                              12,000             119,029
Singapore Computer Systems, Ltd                        2,000               2,595
Singapore Press Holdings, Ltd.                         4,000              59,053
Singapore Technologies
   Engineering, Ltd.                                  28,000              45,051
Singapore Telecommunications, Ltd                     60,000              93,078
Straits Trading Co., Ltd. (The)                        3,000               3,045
United Industrial Corp., Ltd.                         13,000               6,372
United Overseas Bank, Ltd.                            10,000              74,970
United Overseas Land, Ltd.                             6,000               5,363
Venture Manufacturing
   (Singapore), Ltd.                                   2,000              13,379
Wing Tai Holdings, Ltd.                                6,000               4,360
                                                                      ----------
                                                                         862,172
                                                                      ----------
SPAIN -- 3.0%
Acerinox SA                                              572              17,453

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
SPAIN-- (CONTINUED)
ACS SA                                                   626          $   14,752
Altadis SA, Series A                                   3,030              46,938
Asturiana de Zinc, SA                                    394               3,440
Autopistas, Concesionaria
   Espanola SA                                         2,721              23,783
Azucarera Ebro Agricolas SA                              648               7,386
Banco Bilbao Vizcaya
   Argentaria SA                                      32,229             479,591
Banco Santander Central
   Hispano SA                                         46,161             494,055
Corporacion Mapfre, Compania
   Internacional de Reaseguros SA                        592              11,283
Cortefiel SA                                             386               6,414
Empresa Nacional de
   Electricidad SA                                    10,823             184,425
Fabrica Espanola de Productos
   Quimicos y Farmaceuticos SA                           324               3,924
Fomento de Construcciones y
   Contratas SA                                        1,174              22,265
Gas Natural SDG SA                                     4,379              79,757
Grupo Dragados SA                                      1,685              18,351
Grupo Empresarial Ence SA                                249               4,068
Iberdrola SA                                           8,541             107,049
Inmobiliaria Urbis SA (a)                                998               4,460
Metrovacesa SA                                           509               7,378
Portland Valderrivas SA                                  213               4,083
Prosegur, CIA de Seguridad SA                            587               6,613
Puleva SA (a)                                          2,987               4,066
Repsol YPF SA                                         12,477             199,372
Sociedad General de Aguas de
   Barcelona                                           1,354              16,538
Sol Melia SA                                           1,678              17,345
Telefonica SA (a)                                     45,227             747,318
TelePizza SA (a)                                       2,099               4,966
Union Electrica Fenosa SA                              2,979              54,678
Uralita SA                                               497               2,846
Vallehermoso SA                                        1,262               7,678
Viscofan, Industria Navarra De
   Envolturas Celulosicas SA                             478               2,042
Zardoya Otis SA                                        1,467              12,878
Zeltia SA (a)                                          1,514              17,697
Zeltia SA, Expiring 01/02/01 (a)                       1,514               4,378
                                                                      ----------
                                                                       2,639,270
                                                                      ----------
SWEDEN -- 2.8%
Assa Abloy AB, Series B                                3,600              70,393
AssiDoman AB                                             900              18,123
Atlas Copco AB, Series A                               1,300              28,451
Atlas Copco AB, Series B                                 700              14,652
Drott AB, Series B                                     1,000              13,778
Electrolux AB                                          3,800              49,335
Gambro AB, Series A                                    2,400              17,423
Gambro AB, Series B                                      800               5,723
Hennes & Mauritz AB (H&M),
   Series B                                            8,525             131,911
Modern Times Group MTG
   AB (a)                                                634              16,798
NetCom AB, Series B (a)                                1,500              62,318
Nordea AB                                             30,500             231,121
OM Gruppen AB                                            800              19,755
Sandvik AB (a)                                         2,700              64,957
Sapa AB                                                  300               4,388
Securitas AB, Series B                                 3,600              66,769
Skandia Forsakrings AB                                10,600             172,444
Skandinaviska Enskilda Banken
   (SEB), Series A                                     7,200              79,360
Skanska AB, Series B                                   1,100              45,466
SKF AB, Series A                                         400               5,575
SKF AB, Series B                                         600               9,061
SSAB Svenskt Stal AB, Series A                           800               7,631
SSAB Svenskt Stal AB, Series B                           200               1,812
Svenska Cellulosa AB (SCA),
   Series B                                            2,400              50,999
Svenska Handelsbanken AB,
   Series A                                            6,700             114,678
Svenska Handelsbanken AB,
   Series B                                              600              10,174
Swedish Match AB                                       4,000              15,601
Telefonaktiebolaget LM
   Ericsson AB, Series B (a)                          81,400             927,398
Telia AB (a)                                          15,400              79,158
Trelleborg AB, Series B                                1,000               7,207
Volvo AB, Series A                                     1,300              21,355
Volvo AB, Series B                                     2,900              48,100
WM-Data AB, Series B (a)                               3,600              17,284
                                                                      ----------
                                                                       2,429,198
                                                                      ----------
SWITZERLAND -- 7.4%
ABB, Ltd.                                              3,100             330,469
Adecco SA                                                180             113,299
Charles Voegele Holding AG                                90              13,329
Credit Suisse Group                                    3,030             575,897
Forbo Holding AG                                          10               4,505
Georg Fischer AG                                          30               8,516
Givaudan AG (a)                                           85              22,476
Holderbank Financiere Glarus
   AG, Registered                                        100              32,706
Holderbank Financiere Glarus
   AG, Series B                                           50              60,167
Jelmoli Holding AG                                        10               3,085
Kudelski SA (a)                                           51              56,649
Kuoni Reisen Holding AG,
   Series B                                               30              12,959
Logitech International SA (a)                             43              10,879

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                      SHARES             VALUE
                                                     --------         ----------
SWITZERLAND -- (CONTINUED)
Lonza AG                                                  61          $   35,460
Nestle SA                                                405             944,710
Novartis AG                                              740           1,308,302
PubliGoupe SA                                             25              12,033
Roche Holdings AG                                         16             198,458
Roche Holdings AG, Bearer                                 72             733,552
SAirGroup                                                130              20,737
Schindler Holding AG, Registered                          10              15,730
Schindler Holding AG,
   Participating Certificates                             10              15,446
SGS Societe Generale de
   Surveillance Holding SA,
   Series B                                               10              14,502
SGS Societe Generale de
   Surveillance Holding SA,
   Registered                                             30               9,256
Sulzer AG (a)                                             40              28,855
Swatch Group AG, Registered                              100              26,103
Swatch Group AG, Series B                                 40              49,985
Swiss Re                                                 145             347,625
Swisscom AG                                              750             195,079
Syngenta AG (a)                                          702              37,688
UBS AG                                                 4,530             739,393
Unaxis Holding AG (a)                                    135              30,407
Valora Holding AG                                         40               8,553
Zurich Financial Services AG (a)                         849             511,863
                                                                      ----------
                                                                       6,528,673
                                                                      ----------
UNITED KINGDOM -- 20.0%
3i Group PLC                                           5,639             104,283
Abbey National PLC                                    13,061             237,833
Airtours PLC                                           4,804              14,424
AMEC PLC                                               2,125              10,951
Amvescap PLC                                           6,416             131,687
ARM Holdings PLC (a)                                   9,198              69,524
AstraZeneca Group PLC                                 16,215             817,491
AWG PLC                                                2,664              22,882
BAA PLC                                                9,724              89,769
BAE Systems PLC                                       27,567             157,306
Balfour Beatty PLC                                     4,106               7,299
Barclays PLC                                          15,216             470,958
Barratt Developments PLC                               2,284              10,065
Bass PLC                                               8,152              88,774
BBA Group PLC                                          4,382              24,220
Berkeley Group PLC (The)                               1,244              13,956
BG Group PLC                                          32,589             127,545
Blue Circle Industries PLC                             5,800              38,208
BOC Group PLC                                          4,519              68,652
Boots Co. PLC                                          8,257              75,116
BP Amoco PLC                                         207,598           1,674,593
British Airways PLC                                    9,935              57,954
British America Tobacco PLC                           19,995             152,255
British Land Co. PLC (The)                             4,757              33,754
British Sky Broadcasting PLC (a)                      16,964             284,070
British Telecommunications PLC                        60,184             514,244
BTG PLC                                                  982              20,903
Bunzl PLC                                              4,209              25,778
Cadbury Schweppes PLC                                 18,901             130,725
Canary Wharf Finance PLC (a)                           6,306              45,922
Capita Group PLC                                       5,977              44,642
Caradon PLC                                            4,563              13,632
Carlton Communications PLC                             5,671              51,760
Celltech Group PLC (a)                                 2,498              44,144
Centrica PLC                                          37,312             144,497
CGNU PLC                                              20,644             333,667
Chubb PLC (a)                                          6,995              16,510
CMG PLC                                                5,532              73,960
Corus Group PLC                                       30,522              32,144
De La Rue PLC                                          1,878              11,481
Diageo PLC                                            31,513             353,056
Dixons Group PLC                                      17,581              58,828
Eidos PLC (a)                                          1,005               3,228
Electrocomponents PLC                                  3,980              39,358
EMI Group PLC                                          7,240              59,483
Exel PLC                                               2,729              38,727
FKI PLC                                                5,615              18,453
George Wimpey PLC                                      3,612               8,093
GKN PLC                                                6,625              69,968
GlaxoSmithKline PLC (a)                               57,077           1,611,444
Granada Compass PLC                                   20,528             223,392
Great Portland Estates PLC                             2,097               9,147
Great Universal Stores PLC
   (The)                                               9,235              72,494
Halifax Group PLC                                     20,630             204,471
Hammerson PLC                                          2,770              19,158
Hanson PLC                                             6,749              46,275
Hays PLC                                              16,074              92,684
Hilton Group PLC                                      13,800              43,084
HSBC Holdings PLC                                     84,738           1,246,828
IMI PLC                                                3,436              12,164
Imperial Chemical Industries
   PLC                                                 6,684              55,115
International Power PLC                               10,255              38,450
Invensys PLC                                          32,124              75,099
J Sainsbury PLC                                       17,900             106,154
Johnson Matthey PLC                                    2,036              32,087
Kidde PLC (a)                                          6,995               7,523
Kingfisher PLC                                        12,887              95,820
Land Securities PLC                                    4,799              60,397
LASMO PLC                                             12,343              36,876
Lattice Group PLC (a)                                 32,181              72,589
Legal & General Group PLC                             47,838             131,844
Lloyds TSB Group PLC                                  50,490             533,987

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2000

                                                                        MARKET
                                                     SHARES              VALUE
                                                    --------         -----------
UNITED KINGDOM -- (CONTINUED)
Logica PLC                                            4,118          $   107,651
London Bridge Software
   Holdings PLC                                       1,659                8,426
Marconi PLC                                          25,359              272,366
Marks & Spencer PLC                                  26,393               73,332
Misys PLC                                             5,283               52,085
National Grid Group PLC                              13,803              125,466
Nycomed Amersham PLC                                  5,825               48,510
P & O Princess Cruises PLC (a)                        6,644               28,087
Pace Micro Technology PLC                             2,107               14,321
Pearson PLC                                           7,306              173,528
Peninsular & Oriental Sream
   Navigation Co.                                     6,238               29,539
Pilkington PLC                                       12,015               19,922
Provident Financial PLC                               2,279               33,669
Prudential PLC                                       18,175              292,403
Psion PLC                                             4,053               17,346
Railtrack Group PLC                                   4,718               65,192
Rank Group PLC                                        6,809               17,800
Reed International PLC                               10,659              111,457
Rentokil Initial PLC                                 19,592               67,606
Reuters Group PLC                                    13,109              221,866
Rexam PLC                                             3,873               13,017
Rio Tinto PLC                                         9,763              171,799
RMC Group PLC                                         2,572               22,630
Royal Bank of Scotland Group PLC                     24,508              579,171
Sage Group PLC (The)                                 11,642               53,346
Schroders PLC                                         2,712               53,516
ScottishPower PLC                                    16,963              134,045
Sema PLC                                              5,751               25,322
Slough Estates PLC                                    4,044               24,889
Smith & Nephew PLC                                    8,416               38,973
Smiths Group PLC                                      5,188               62,619
Smiths Group PLC (a)                                  4,947                    0
SSL International PLC                                 1,845               13,780
Stagecoach Holdings PLC                              13,293               13,106
Tate & Lyle PLC                                       4,711               17,523
Taylor Woodrow PLC                                    3,736                9,934
Tesco PLC                                            62,984              256,618
Unilever PLC                                         26,731              228,803
United Utilities PLC                                  5,056               50,225
Vodafone Group PLC                                  565,005            2,072,030
Wolseley PLC                                          5,277               36,261
WPP Group PLC                                        10,097              131,523
                                                                     -----------
                                                                      17,553,556
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $81,493,121)                                                    83,723,618
                                                                     -----------
PREFERRED STOCKS-- 0.2%
Australia-- 0.1%
News Corp., Ltd. (The)                               16,542              117,651
                                                                     -----------
FRANCE -- 0.0%
Etablissements Economiques du
   Casino Guichard-Perrachon SA                         171               11,158
                                                                     -----------
GERMANY -- 0.1%
Boss Hugo AG                                             68               19,153
Dyckerhoff AG                                           400                7,023
Volkswagen AG                                         1,000               30,606
                                                                     -----------
                                                                          56,782
                                                                     -----------
TOTAL PREFERRED STOCKS
(Cost $191,804)                                                          185,591
                                                                     -----------
SHORT TERM INVESTMENTS -- 2.9%
AIM Short Term Investment
   Prime Portfolio                                2,028,953            2,028,953
Money Market Obligations
   Trust                                            483,000              483,000
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,511,953)                                                      2,511,953
                                                                     -----------
TOTAL INVESTMENTS -- 98.6%
(Cost $84,196,878)                                                    86,421,162
OTHER ASSETS AND
LIABILITIES (NET)-- 1.4%                                               1,198,646
                                                                     -----------
NET ASSETS-- 100.0%                                                  $87,619,808
                                                                     ===========

(a)      Non-income producing security.

SCHEDULE OF FUTURES CONTRACTS

                                                                 Unrealized
                                                 Number of      Appreciation
                                                 Contracts     (Depreciation)
                                                 ---------     --------------
Australian Share Price Index Futures
   Expiration date 03/2001                           9           $  2,473
DAX Index Futures
   Expiration date 03/2001                           2              8,144
CAC 40 Euro Futures
   Expiration date 03/2001                           9                943
Hang Seng Index Futures
   Expiration 01/2001                                3              8,519
Nikkei 300 Futures Index
   Expiration 03/2001                               46            (41,541)
Financial Times Stock Exchange
   100 Index Futures
   Expiration 03/2001                               11            (21,435)
                                                                 --------
Total unrealized depreciation on
   Open futures contracts purchased                              $(42,897)
                                                                 ========

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

   Telecommunications                              10.0%
   Drugs & Healthcare                               9.2%
   Finance                                          9.0%
   Banks                                            7.8%
   Utilities                                        6.5%
   Insurance                                        6.3%
   Oil & Gas                                        6.1%
   Electronics                                      5.8%
   Food & Beverages                                 4.7%
   Automobiles                                      2.9%

See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


ASSETS
Investments at market (identified cost $84,196,878)                      $86,421,162
Cash                                                                         331,822
Foreign currency at market (cost $843,465)                                   881,127
Unrealized appreciation on forward currency exchange contracts               192,708
Receivables:
     Investments sold                                                         18,031
     Dividends and interest                                                   79,526
                                                                         -----------
         Total assets                                                     87,924,376

LIABILITIES
Payables:
     Investments purchased                                  $   287,583
     Management fees (Note 4)                                    16,985
                                                            -----------
         Total liabilities                                                   304,568
                                                                         -----------
NET ASSETS                                                               $87,619,808
                                                                         ===========

COMPOSITION OF NET ASSETS
Paid-in capital                                                          $85,229,287
Net unrealized appreciation on investments, foreign
     currency, forward currency exchange rate and futures contracts        2,390,521
                                                                         -----------

NET ASSETS                                                               $87,619,808
                                                                         ===========



                       See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000*


INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $9,531)                    $  77,498
     Interest                                                                  31,332
                                                                            ---------
         Total Investment Income                                              108,830

EXPENSES
     Management fees (Note 4)                                $  16,985
                                                             ---------
         Total Expenses                                                        16,985
                                                                            ---------

NET INVESTMENT INCOME                                                          91,845
                                                                            ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
     Investments and foreign currency transactions            (134,258)
     Futures contracts                                        (202,578)
                                                             ---------
                                                                             (336,836)
Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions             979,447**
     Futures contracts                                         (42,897)
                                                             ---------
                                                                              936,550
                                                                            ---------
Net realized and unrealized gain                                              599,714
                                                                            ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 691,559
                                                                            =========

---------------
*  The Portfolio commenced operations on November 13, 2000.
** Excludes unrealized appreciation of $1,453,970 on contributed securities.


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000*


INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
     Net investment income                                         $     91,845
     Net realized loss                                                 (336,836)
     Net change in unrealized appreciation                              936,550
                                                                   ------------
         Net increase in net assets resulting from operations           691,559
                                                                   ------------
CAPITAL TRANSACTIONS (NOTE 3)
     Proceeds from contributions                                     97,123,134
     Fair value of withdrawals                                      (10,194,885)
                                                                   ------------
         Net increase in net assets from capital transactions        86,928,249
                                                                   ------------

TOTAL NET INCREASE IN NET ASSETS                                     87,619,808

NET ASSETS
Beginning of period                                                        --
                                                                   ------------
End of period                                                      $ 87,619,808
                                                                   ============

* The Portfolio commenced operations on November 13, 2000.


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



Financial Highlights
FOR THE PERIOD ENDED DECEMBER 31, 2000*


The following table includes selected supplemental data and ratios to average net assets:

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period (in thousands)                          $87,620

     Ratios to average net assets:
         Operating expenses **                                           0.15%
         Net investment income **                                        0.81%

     Portfolio turnover rate***                                             8%

     Total return ***                                                    0.80%

----------------
*    The Portfolio commenced operations on November 13, 2000.
**   Annualized
***  Not Annualized

                       See Notes to Financial Statements.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000


1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of 5 investment portfolios. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2000, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each investor's average net assets.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2000

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2000, the following forward foreign currency exchange contracts were open:

                                                   Local      Aggregate                    Unrealized
                           Trade   Settlement    Currency       Face         Total        Appreciation
Currency                   Date       Date        Amount       Amount        Value       (Depreciation)
--------------------------------------------------------------------------------------------------------
Australian Dollar (Buy)  11/22/00   02/26/01       567,000  $   298,639  $   315,576      $    16,937
Euro (Sell)              11/22/00   02/26/01     2,643,000    2,244,964    2,488,056          243,092
Euro (Sell)              12/08/00   02/26/01       703,000      624,897      661,787          (36,890)
Euro (Sell)              12/18/00   02/26/01       517,000      464,473      486,691          (22,218)
Euro (Sell)              12/19/00   02/26/01       279,000      249,008      262,644          (13,636)
Euro (Sell)              12/28/00   02/26/01       385,000      357,761      362,429           (4,668)
British Ponds (Buy)      11/22/00   02/26/01     1,027,000    1,448,378    1,537,214           88,836
British Pounds (Sell)    12/19/00   02/26/01       266,000      389,863      398,149           (8,286)
Hong Kong Dollar (Buy)   11/22/00   02/26/01     2,059,000      264,568      264,211             (357)
Hong Kong Dollar (Sell)  12/08/00   02/26/01       966,000      123,976      123,957               19
Japanese Yen (Buy)       11/22/00   02/26/01   190,448,000    1,755,164    1,681,457          (73,707)
Japanese Yen (Sell)      12/19/00   02/26/01    32,484,000      291,629      286,800            4,829
Japanese Yen (Sell)      12/28/00   02/26/01    31,000,000      272,456      273,699           (1,243)
                                                                                          -----------
                                                                                          $   192,708
                                                                                          ===========

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2000


3. SECURITIES TRANSACTIONS AND CAPITAL TRANSACTIONS

For the period ended December 31, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $6,422,121 and $8,572,344, respectively. The aggregate gross unrealized appreciation and depreciation were $10,715,471 and $8,491,187, respectively as of December 31, 2000.

During the period ended December 31, 2000, investment securities were received by the Portfolio as proceeds from capital invested. Net contributions, at cost, amounted to $88,455,592, and unrealized gains assumed by the Portfolio at the time of purchase amounted to $1,453,970.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with State Street Bank and Trust Company ("State Street") under which State Street, as the investment advisor, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust also has contracts with State Street to provide Custody, Administration and Transfer Agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, State Street receives a management fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.



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                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from November 13, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio State Street Master Funds at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from November 13, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP

Boston, Massachusetts
February 9, 2001


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